Securities Act File No. 33-34080
                                  Investment Company Act File No. 811-6076
===========================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               /x/


                  Pre-Effective Amendment No. ___                     / /


                  Post-Effective Amendment No. 38                    /x/



                                    and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     /x/


                              Amendment No. 38                      /x/


                     (Check appropriate box or boxes)

                         THE INFINITY MUTUAL FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)


3435 Stelzer Road, Columbus, Ohio                                  43219
(Address of Principal Executive Offices)                         (Zip Code)

Registrant's Telephone Number, including Area Code:  (614) 470-8000



                              Robert L. Tuch, Esq.
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                     (Name and Address of Agent for Service)


                                    copy to:

                             Stuart H. Coleman, Esq.
                            Stroock & Stroock & Lavan LLP
                                180 Maiden Lane
                          New York, New York 10038-4982

                  It is proposed that this filing will become effective (check appropriate box)


                   __  immediately upon filing pursuant to paragraph (b)

                    X  on May 1, 1998 pursuant to paragraph (b)

                  ____ 60 days after filing pursuant to paragraph (a)(i)

                  ____ on (date) pursuant to paragraph (a)(i)

                  ____ 75 days after filing pursuant to paragraph (a)(ii)

                  ____ on (date) pursuant to paragraph (a)(ii) of Rule 485.

                  If appropriate, check the following box:

                  ____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                         THE INFINITY MUTUAL FUNDS, INC.

               Correspondent Cash Reserves Money Market Portfolio
          Correspondent Cash Reserves Tax Free Money Market Portfolio
                  Cross-Reference Sheet Pursuant to Rule 495(a)

Items in
Part A of
Form N-1A     Caption
                                                                     Page


1            Cover Page                                              Cover
2            Synopsis                                                2
3            Condensed Financial Information                         3
4            General Description of Registrant                       5, 16
5            Management of the Fund                                  9
5(a)         Management's Discussion of Fund Performance             *
6            Capital Stock and Other Securities                      16
7            Purchase of Securities Being Offered                    11
8            Redemption or Repurchase                                13
9            Pending Legal Proceedings                               *


Items in
Part B of
Form N-1A


10          Cover Page                                               B-1
11          Table of Contents                                        B-1
12          General Information and History                          *
13          Investment Objectives and Policies                       B-2
14          Management of the Fund                                   B-15
15          Control Persons and Principal Holders
            of Securities                                            B-18, B-27
16          Investment Advisory and Other Services                   B-18
17          Brokerage Allocation                                     B-25
18          Capital Stock and Other Securities                       B-26
19          Purchase, Redemption and Pricing of
              Securities Being Offered                               B-23
20          Tax Status                                               *
21          Underwriters                                             *
22          Calculations of Performance Data                         B-24
23          Financial Statements                                     B-35


------------

*Omitted since answer is negative or inapplicable.

Items in
Part A of
Form N-1A          Caption


24         Financial Statements and Exhibits                            C-1
25         Persons Controlled by or Under Common
           Control with Registrant                                      C-5
26         Number of Holders of Securities                              C-5
27         Indemnification                                              C-5
28         Business and Other Connections of                            C-6
           Investment Adviser
29         Principal Underwriters                                       C-10
30         Location of Accounts and Records                             C-10
31         Management Services                                          C-11
32         Undertakings                                                 C-11

------------


*Omitted since answer is negative or inapplicable.

PROSPECTUS

                                                                May 1, 1998

                                     [LOGO]

                         THE INFINITY MUTUAL FUNDS, INC.
               Correspondent Cash Reserves Money Market Portfolio
           Correspondent Cash Reserves Tax Free Money Market Portfolio
------------------------------------------------------------------------------

     The Infinity Mutual Funds, Inc. (the "Fund") is an open-end, management investment company, known as a series fund. By this Prospectus, the Fund is offering shares of two diversified money market portfolios (the "Portfolios"), each with a different investment objective:

- The CORRESPONDENT CASH RESERVES MONEY MARKET PORTFOLIO (the "Money Market Portfolio") seeks to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Money Market Portfolio invests in a diversified portfolio of short-term money market obligations.

- The CORRESPONDENT CASH RESERVES TAX FREE MONEY MARKET PORTFOLIO (the "Tax Free Money Market Portfolio") seeks to provide investors with as high a level of current income exempt from Federal income tax as is consistent with the preservation of capital and the maintenance of liquidity. The Tax Free Money Market Portfolio invests in a diversified portfolio of short-term Municipal Obligations (as defined herein).

     Shares are offered only to clients of certain securities dealers that have entered into clearing arrangements with Correspondent Services Corporation [CSC], a wholly-owned subsidiary of PaineWebber Incorporated ("PaineWebber"). You can invest, reinvest or redeem shares at any time without charge or penalty imposed by the Fund.

     Mitchell Hutchins Asset Management Inc. (the "Adviser"), a wholly-owned subsidiary of PaineWebber, is each Portfolio's investment adviser.

     BISYS Fund Services Limited Partnership ("BISYS") serves as each Portfolio's administrator and distributor.

     AN INVESTMENT IN A PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT EACH PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.
                             ---------------------

     This Prospectus sets forth concisely information about the Fund and the Portfolios that an investor should know before investing. It should be read and retained for future reference.


     The Statement of Additional Information, dated May 1, 1998, which may be revised from time to time, provides a further discussion of certain areas in this Prospectus and other matters which may be of interest to some investors. It has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund and Portfolios. For a free copy of the Statement of Additional Information, write to the Fund at 3435 Stelzer Road, Columbus, Ohio 43219-8020, contact your sales representative or call 1-800-442-3809.


                             ---------------------

     PORTFOLIO SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. PORTFOLIO SHARES INVOLVE CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
-------------------------------------------------------------------------------

                               TABLE OF CONTENTS
                                                               PAGE
                                                              ------
Expense Summary.............................................      2
Financial Highlights........................................      3
Yield Information...........................................      5
Description of the Portfolios...............................      5
Management of the Portfolios................................      9
How to Buy Shares...........................................     11
How to Redeem Shares........................................     13
Dividends, Distributions and Taxes..........................     14
General Information.........................................     16
Appendix....................................................    A-1

--------------------------------------------------------------------------------

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

EXPENSE SUMMARY

(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


                                                                 TAX FREE MONEY
                                                 MONEY MARKET        MARKET
                                                   PORTFOLIO        PORTFOLIO
                                                --------------   --------------
Management Fees..............................         .10%             .10%
12b-1 Fees...................................         .60%             .43%*
Other Expenses...............................         .25%*            .25%*

    Total Operating Expenses (net of fee waivers)     .95%*            .78%*

EXAMPLE:

You would pay the following expenses on   1 Year      $  10            $  8
  a $1,000 investment, assuming (1) 5%    3 Years     $  30            $ 25
  annual return and (2) redemption at     5 Years     $  53            $ 43
  the end of each time period:           10 Years     $ 117            $ 97

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     THE AMOUNTS LISTED IN THE EXAMPLE SHOULD NOT BE CONSIDERED AS
REPRESENTATIVE OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE INDICATED. MOREOVER, WHILE THE EXAMPLE ASSUMES A 5% ANNUAL RETURN, EACH PORTFOLIO'S ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN GREATER OR LESS THAN 5%.

--------------------------------------------------------------------------------


     The purpose of the foregoing table is to assist you in understanding the costs and expenses borne by a Portfolio, the payment of which will reduce investors' annual return. The expenses noted above, without fee waivers and expense reimbursements, would have been: Other Expenses -- .36% and Total Operating Expenses -- 1.06% for the Money Market Portfolio; and 12b-1 Fees --
 .60%, Other Expenses -- .48% and Total Operating Expenses -- 1.18% for the Tax Free Money Market Portfolio. The information in the foregoing table does not reflect any other fee waivers or expense reimbursement arrangements that were in effect for the Portfolios during the last fiscal year or may be in effect for either Portfolio during the current fiscal year. Certain Securities Firms (as defined below) may charge their clients direct fees for effecting transactions in Portfolio shares. See "How to Buy Shares." Long-term investors could pay more in aggregate 12b-1 fees than the economic equivalent of the maximum sales charge permitted by the National Association of Securities Dealers, Inc. For a further description of the various costs and expenses incurred in a Portfolio's operation, see "Management of the Portfolios."


FINANCIAL HIGHLIGHTS


     Contained below for each Portfolio is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. The information in the financial highlights has been audited by KPMG Peat Marwick LLP, the Portfolios' independent auditors. Additional financial data, related notes and report of independent auditors accompany the Statement of Additional Information, which is available upon request.


CORRESPONDENT CASH RESERVES MONEY MARKET PORTFOLIO*


                                                          YEAR ENDED DECEMBER 31,                                   PERIOD ENDED
                                          -----------------------------------------------------------------------   DECEMBER 31,
                                              1997           1996         1995       1994       1993       1992            1991**
                                          ------------      --------   --------   --------   --------   ------------  -------------
Net Asset Value, Beginning of Period....  $    0.9991    $    0.9986   $ 0.9975   $ 0.9999   $ 1.0000   $ 1.0000     $ 1.0000
                                          ------------   -----------   --------   --------   --------   --------     -------------
Income from investment operations:
  Net investment income.................        0.0467        0.0462     0.0512     0.0340     0.0245     0.0306       0.0310
  Net realized gains (losses) on
    securities tranactions..............        0.0001        0.0005     0.0011    (0.0024)   (0.0001)        --           --
                                          ------------   -----------   --------   --------   --------   --------     -------------
  Net income from investment
    operations..........................        0.0468        0.0467     0.0523     0.0316     0.0244     0.0306       0.0310
                                          ------------   -----------   --------   --------   --------   --------     -------------
Dividends from net investment income....       (0.0467)      (0.0462)   (0.0512)   (0.0340)   (0.0245)   (0.0306)     (0.0310)
                                          ------------   -----------   --------   --------   --------   --------     -------------
Net change in net asset value...........           -          0.0005     0.0011    (0.0024)   (0.0001)        --           --
                                          ------------   -----------   --------   --------   --------   --------     -------------
Net Asset Value, End of Period..........  $     0.9992   $    0.9991   $ 0.9986   $ 0.9975   $ 0.9999   $ 1.0000     $ 1.0000
                                          ============   ===========   =========  =========  ========   ========     =============
Total Return............................          4.77%         4.72%      5.24%      3.45%      2.48%      3.11%        5.07%(a)
Ratios/Supplemental Data:
  Net assets, end of period (000's).....  $  1,151,012  $  1,007,265   $779,011   $458,092   $331,210   $267,895     $192,992
  Ratio of expenses to average net
    assets..............................          0.95%         0.88%      0.85%      0.94%      1.02%      1.12%        0.83%(b)
  Ratio of net investment income to
    average net assets..................          4.68%         4.65%      5.14%      3.47%      2.44%      3.01%        4.99%(b)
  Ratio of expenses to average net
    assets***...........................          1.06%         1.01%      1.03%      1.12%      1.20%      1.35%        1.16%(b)
  Ratio of net investment income to
    average net assets***...............          4.57%         4.53%      4.96%      3.29%      2.26%      2.78%        4.66%(b)

------------------------------
 *  Prior to December 31, 1996, the Money Market Portfolio offered two classes of shares--Retail Shares and Institutional Shares.  The information in the table is for the Portfolio's Retail Shares.
**  For the period May 20, 1991 (commencement of operations) through December
    31, 1991.
*** During the period, certain fees and expenses were voluntarily waived and/or reimbursed. If such voluntary reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) Total return is not annualized, as it may not be representative of the total return for the year.
(b) Annualized.

CORRESPONDENT CASH RESERVES TAX FREE MONEY MARKET PORTFOLIO


                                                      YEAR ENDED            PERIOD ENDED
                                                     DECEMBER 31, 1997    DECEMBER 31, 1996*
Net Asset Value, Beginning of Period..............    $ 1.00                $  1.00
                                                    --------------        --------------
Income from investment operations:
  Net investment income...........................       0.0286                0.0100
                                                    --------------        --------------
  Net income from investment operations...........       0.0286                0.0100
                                                    --------------        --------------
Dividends from net investment income..............      (0.0286)              (0.0100)
                                                    --------------        --------------
Net change in net asset value.....................          -                    -
                                                    --------------        --------------
Net Asset Value, End of Period....................     $ 1.00             $    1.00
                                                    ==============        ==============
Total Return......................................         2.90%                 0.66%(a)
Ratios/Supplemental Data:
  Net assets, end of period (000's)...............     $103,399              $ 80,409
  Ratio of expenses to average net assets.........         0.78%                 0.74%(b)
  Ratio of net investment income to average net
    assets........................................         2.86%                 2.80%(b)
  Ratio of expenses to average net assets**.......         1.18%                 1.20%(b)
  Ratio of net investment income to average net
    assets**......................................         2.46%                 2.34%(b)

------------------------------
 * For the period from October 7, 1996 (commencement of operations) through
   December 31, 1996.
** During the period, certain fees and expenses were voluntarily waived and/or reimbursed. If such voluntary reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.


YIELD INFORMATION

     From time to time, each Portfolio will advertise its yield and effective yield. Both yield figures are based on historical earnings and are not intended to indicate future performance. It can be expected that these yields will fluctuate substantially. The yield of a Portfolio refers to the income generated by an investment in the Portfolio over a seven-day period (which period will be stated in the advertisement). This income is then annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. A Portfolio's yield and effective yield may reflect absorbed expenses pursuant to any undertaking that may be in effect.

     With respect to the Tax Free Money Market Portfolio, tax equivalent yield is calculated by determining the pre-tax yield which, after being taxed at a stated rate, would be equivalent to a stated yield or effective yield calculated as described above.

     Yield information is useful in reviewing a Portfolio's performance, but because yields will fluctuate, under certain conditions such information may not provide a basis for comparison with domestic bank deposits, other investments which pay a fixed yield for a stated period of time, or other investment companies which may use a different method of computing yield.

     Comparative performance information may be used from time to time in advertising or marketing each Portfolio's shares, including data from Lipper Analytical Services, Inc., Bank Rate Monitor-TM-, IBC's Money Fund Report-TM-, Morningstar, Inc., other industry publications and national financial publications, including MONEY, FORBES, BARRON'S, THE WALL STREET JOURNAL and THE NEW YORK TIMES, or local or regional publications.


DESCRIPTION OF THE PORTFOLIOS

INVESTMENT OBJECTIVE

     Each Portfolio seeks to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity and, in the case of the Tax Free Money Market Portfolio, exempt from Federal income tax. Each Portfolio's investment objective cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of such Portfolio's outstanding voting shares. There can be no assurance that each Portfolio's investment objective will be achieved. Securities in which each Portfolio invests may not earn as high a level of current income as long-term or lower quality securities which generally have less liquidity, greater market risk and more fluctuation in market value.

MANAGEMENT POLICIES

     Each Portfolio seeks to maintain a net asset value of $1.00 per share for purchases and redemptions. To do so, the Fund uses the amortized cost method of valuing each Portfolio's securities pursuant to Rule 2a-7 under the 1940 Act, which includes various maturity, quality and diversification requirements, certain of which are summarized below.

     In accordance with Rule 2a-7, each Portfolio is required to maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or less and invest only in U.S. dollar denominated securities determined in accordance with procedures established by the Board of Directors to present minimal credit risks and which are rated in one of the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations ("NRSRO") (or one NRSRO if the instrument was rated by only one such organization) or, if unrated, are of comparable quality as determined in accordance with procedures established by the Board of Directors. The Board of Directors has delegated to the Adviser the day-to-day operations of each Portfolio; however, the Board of Directors retains ultimate responsibility for compliance with Rule 2a-7 under the 1940 Act. The NRSROs currently rating instruments of the type each Portfolio may purchase are Moody's Investors Service, Inc., Standard & Poor's Ratings Group, Duff & Phelps Credit Rating Co., Fitch IBCA, Inc. and Thomson BankWatch, Inc., and their rating criteria are described in the "Appendix" to the Statement of Additional Information. For further information regarding the amortized cost method of valuing securities, see "Determination of Net Asset Value" in the Statement of Additional Information. There can be no assurance that each Portfolio will be able to maintain a stable net asset value of $1.00 per share.

    - The MONEY MARKET PORTFOLIO invests in U.S. dollar denominated short-term money market obligations, including securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, repurchase agreements, asset-backed securities, and high quality domestic and foreign commercial paper and other high quality short-term corporate obligations, such as floating or variable rate U.S. dollar denominated demand notes and bonds. The Money Market Portfolio invests in U.S. dollar denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities. See "Appendix -- Portfolio Securities." The Money Market Portfolio also may lend securities from its portfolio and enter into reverse repurchase agreements. See "Appendix -- Investment Practices." During normal market conditions, at least 25% of the Money Market Portfolio's total assets will be invested in domestic and/or foreign bank obligations. See "Investment Considerations and Risk Factors" below.

    - The TAX FREE MONEY MARKET PORTFOLIO invests at least 80% of the value of its net assets (except when maintaining a temporary defensive position) in Municipal Obligations. Municipal Obligations are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities, the interest from which is, in the opinion of bond counsel to the issuer, exempt from Federal income tax. See "Appendix -- Portfolio Securities."

     From time to time, the Tax Free Money Market Portfolio may invest more than 25% of the value of its total assets in industrial development bonds which, although issued by industrial development authorities, may be backed only by the assets and revenues of the non-governmental users. Interest on Municipal Obligations (including certain industrial development bonds) which are specified private activity bonds, as defined in the Internal Revenue Code of 1986, as amended (the "Code"), issued after August 7, 1986, while exempt from Federal income tax, is a preference item for the purpose of the alternative minimum tax. Where a regulated investment company receives such interest, a proportionate share of any exempt-interest dividend paid by the investment company may be treated as such a preference item to shareholders. The Tax Free Money Market Portfolio will invest no more than 20% of the value of its net assets in Municipal Obligations the interest from which gives rise to a preference item for the purpose of the alternative minimum tax and, except for temporary defensive purposes, in other investments subject to Federal income tax.

     From time to time, on a temporary basis other than for temporary defensive purposes (but not to exceed 20% of the value of the Tax Free Money Market Portfolio's net assets) or for temporary defensive purposes, the Tax Free Money Market Portfolio may invest in taxable money market instruments of the type in which the Money Market Portfolio may invest. Dividends paid by the Tax Free Money Market Portfolio that are attributable to income earned by it from these securities will be taxable to investors. See "Dividends, Distributions and Taxes." If the Tax Free Money Market Portfolio purchases taxable money market instruments the Fund will value them using the amortized cost method and comply with the provisions of Rule 2a-7 relating to purchases of taxable instruments. Under normal market conditions, the Fund anticipates that not more than 5% of the value of the Tax Free Money Market Portfolio's total assets will be invested in any one category of these securities. See "Appendix -- Portfolio Securities."

INVESTMENT CONSIDERATIONS AND RISK FACTORS

     GENERAL. Each Portfolio will attempt to increase yields by trading to take advantage of short-term market variations. This policy is expected to result in high portfolio turnover but should not adversely affect the Portfolios since usually neither Portfolio will pay brokerage commissions on purchases of short-term debt obligations. The value of the securities held by each Portfolio will vary inversely to changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its purchase cost. In either instance, if the security was purchased at face value and held to maturity, no gain or loss will be realized.

     BANK SECURITIES. (Money Market Portfolio only) To the extent the Money Market Portfolio's investments are concentrated in the banking industry, it will have correspondingly greater exposure to the risk factors which are characteristic of such investments. Sustained increases in interest rates can adversely affect the availability or liquidity and cost of capital funds for lending activities, and a deterioration in general economic conditions could increase the exposure to credit losses. In addition, the value of and the investment return on the Money Market Portfolio's shares will be affected by economic or regulatory developments in or related to the banking industry, and competition within the banking industry as well as with other types of financial institutions. The Money Market Portfolio, however, will seek to minimize its exposure to such risks by investing only in debt securities which are determined to be of high quality.

     FOREIGN SECURITIES. (Money Market Portfolio only) Since the Money Market Portfolio may invest in securities issued by foreign governments and any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers, it may be subject to additional investment risks with respect to those securities that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. Such risks include possible adverse political and economic developments, seizure or nationalization of foreign deposits, or the adoption of governmental restrictions which might adversely affect or restrict the payment of principal and interest on these securities to investors located outside the country of the issuer.

     INVESTING IN MUNICIPAL OBLIGATIONS. (Tax Free Money Market Portfolio only) The Tax Free Money Market Portfolio may invest more than 25% of the value of its total assets in Municipal Obligations which are related in such a way that an economic, business or political development or change affecting one such security also would affect the other securities; for example, securities the interest upon which is paid from revenues of similar types of projects, or securities whose issuers are located in the same state. As a result, the Tax Free Money Market Portfolio may be subject to greater risk as compared to a fund that does not follow this practice.

     Certain municipal lease/purchase obligations in which the Tax Free Money Market Portfolio may invest may contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease/purchase obligations are secured by the leased property, disposition of the leased property in the event of foreclosure might prove difficult. In evaluating the credit quality of a municipal lease/purchase obligation that is unrated, the Adviser will consider, on an ongoing basis, a number of factors including the likelihood that the issuing municipality will discontinue appropriating funding for the leased property.

     Certain provisions in the Code relating to the issuance of Municipal Obligations may reduce the volume of Municipal Obligations qualifying for Federal tax exemption. One effect of these provisions could be to increase the cost of the Municipal Obligations available for purchase by the Portfolio and thus reduce available yield. Shareholders should consult their tax advisers concerning the effect of these provisions on an investment in the Tax Free Money Market Portfolio. Proposals that may restrict or eliminate the income tax exemption for interest on Municipal Obligations may be introduced in the future. If any such proposal were enacted that would reduce the availability of Municipal Obligations for investment by the Tax Free Money Market Portfolio so as to adversely affect Portfolio shareholders, the Portfolio would reevaluate its investment objective and policies and submit possible changes in the Portfolio's structure to shareholders for their consideration. If legislation were enacted that would treat a type of Municipal Obligation as taxable, the Tax Free Money Market Portfolio would treat such security as a permissible taxable investment within the applicable limits set forth herein.

     SIMULTANEOUS INVESTMENTS. Investment decisions for each Portfolio are made independently from those of the Fund's other portfolios and other investment companies or accounts managed by the Adviser. However, if such other entities desire to invest in, or dispose of, the same securities as a Portfolio, available investments or opportunities for sales will be allocated equitably to each of them. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by a Portfolio or the price paid or received by the Portfolio.

MANAGEMENT OF THE PORTFOLIOS

BOARD OF DIRECTORS

     The business affairs of the Fund are managed under the general supervision of its Board of Directors. The Portfolios' Statement of Additional Information contains the name and general business experience of each Director.


INVESTMENT ADVISER

     Mitchell Hutchins Asset Management Inc., located at 1285 Avenue of the Americas, New York, New York 10019, serves as each Portfolio's investment adviser. The Adviser is a wholly-owned subsidiary of PaineWebber organized in May 1977. The Adviser is registered as a broker-dealer under the Securities Exchange Act of 1934 and as an investment adviser under the Investment Advisers Act of 1940. As of December 31, 1997, the Adviser served as adviser or sub-adviser to -- investment companies with -- investment portfolios having aggregate assets in excess of $ ---- billion.

     The Adviser supervises and assists in the overall management of each Portfolio's affairs under an Investment Advisory Agreement between the Adviser and the Fund, subject to the authority of the Fund's Board of Directors in accordance with Maryland law.

     For the fiscal year ended December 31, 1997, the Money Market Portfolio paid the Adviser a monthly advisory fee at the annual rate of .10 of 1% of the value of the Money Market Portfolio's average daily net assets. Under the terms of the Investment Advisory Agreement, the Tax Free Money Market Portfolio also agreed to pay the Adviser a monthly fee at the annual rate of .10 of 1% of the value of the Portfolio's average daily net assets. For the fiscal year ended December 31, 1997, the Tax Free Money Market Portfolio paid the Adviser a monthly advisory fee at the effective annual rate of .09 of 1% of the value of the Tax Free Money Market Portfolio's average daily net assets, pursuant to an undertaking by the Adviser.

     In addition, under the terms of a Special Management Services Agreement among the Fund, the Adviser and BISYS, each Portfolio has agreed to pay the Adviser and BISYS each a monthly fee at the annual rate of .05 of 1% of the value of the Portfolio's average daily net assets for certain services, other than those provided pursuant to the Portfolios' Distribution Plan. These services include developing and monitoring customized investor programs including individual retirement accounts and other ERISA options, automatic deposit and withdrawal programs and other programs requested by Securities Firms (as defined below). For the fiscal year ended December 31, 1997, neither Portfolio paid the Adviser or BISYS a fee pursuant to the Special Management Services Agreement.

ADMINISTRATOR AND DISTRIBUTOR

     BISYS Fund Services Limited Partnership, located at 3435 Stelzer Road, Columbus, Ohio 43219-8001, serves as each Portfolio's administrator and distributor. BISYS currently provides administrative or sub-administrative services to, and distributes the shares of, other investment companies with over $200 billion in assets. BISYS is a wholly-owned subsidiary of The BISYS Group, Inc.

     Under its Administration Agreement with the Fund, BISYS generally assists in all aspects of the Fund's operations, other than providing investment advice, subject to the authority of the Fund's Board of Directors in accordance with Maryland law. In connection therewith, BISYS provides the Fund with office facilities, personnel, and certain clerical and bookkeeping services (e.g., preparation of reports to shareholders and the Securities and Exchange Commission and filing of Federal, state and local income tax returns) that are not being furnished by The Bank of New York, the Fund's Custodian.

     For the fiscal year ended December 31, 1997, the Money Market Portfolio paid the Administrator a monthly administration fee at the annual rate of .10 of 1% of the value of the Money Market Portfolio's average daily net assets. Under the terms of the Administration Agreement, the Tax Free Money Market Portfolio also agreed to pay BISYS a monthly fee at the annual rate of .10 of 1% of the value of the Portfolio's average daily net assets. For the fiscal year ended December 31, 1997, the Tax Free Money Market Portfolio paid BISYS a monthly administration fee at the effective annual rate of .03 of 1% of the value of the Tax Free Money Market Portfolio's average daily net assets, pursuant to an undertaking by BISYS.

     As described above, under the terms of the Special Management Services Agreement, each Portfolio also has agreed to pay BISYS a monthly fee at the annual rate of .05 of 1% of the value of the Portfolio's average daily net assets.


     As distributor, BISYS makes a continuous offering of each Portfolio's shares and bears the costs and expenses of printing and distributing to prospective investors copies of any prospectuses, statements of additional information and annual and interim reports of the Portfolios (after such items have been prepared and set in type by the Fund) which are used in connection with the offering of shares, and the costs and expenses of preparing, printing and distributing any other literature used by BISYS in connection with the offering of the Portfolios' shares for sale to the public.

DISTRIBUTION PLAN

     Under a distribution plan adopted by the Fund's Board of Directors pursuant to Rule 12b-1 under the 1940 Act (the "Distribution Plan"), each Portfolio is authorized to pay Correspondent Services Corporation [CSC] and correspondent firms a monthly fee at the annual rate of up to .60 of 1% of the Portfolio's average daily net assets represented by shares held in accounts serviced by Correspondent Services Corporation [CSC] and such firms. Such fees are paid pursuant to an agreement between the Fund and Correspondent Services Corporation [CSC]. Such fees will be paid in respect of certain services provided by such firms, including answering client inquiries regarding a Portfolio; assisting clients in changing dividend options, account designations and addresses; performing subaccounting; establishing and maintaining shareholder accounts and records; processing purchase and redemption transactions; investing client cash account balances automatically in Portfolio shares; providing periodic statements showing a client's account balance and integrating such statements with those of other transactions and balances in the client's other accounts serviced by such firm; arranging for bank wires; and such other services as the clients may request.

CUSTODIAN AND TRANSFER AGENT

     The Bank of New York, 90 Washington Street, New York, New York 10286, is the Fund's Custodian (the "Custodian"). BISYS Fund Services Ohio, Inc., an affiliate of BISYS, located at 3435 Stelzer Road, Columbus, Ohio 43219-8001, is the Fund's Transfer and Dividend Disbursing Agent (the "Transfer Agent").

EXPENSES

     All expenses incurred in the operation of the Fund are borne by the Fund, except to the extent specifically assumed by others. The expenses borne by the Fund include: organizational costs, taxes, interest, brokerage fees and commissions, if any, fees of Directors who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of the Adviser or BISYS, or any of their affiliates, Securities and Exchange Commission fees, state Blue Sky qualification fees, advisory and administration fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, auditing and legal expenses, costs of maintaining corporate existence, costs of independent pricing services, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of calculating the net asset value of each Portfolio's shares, costs of shareholders' reports and corporate meetings, costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, and any extraordinary expenses. Expenses attributable to a Portfolio are charged against the assets of the Portfolio; other expenses of the Fund are allocated among the Fund's portfolios on the basis determined by the Board of Directors, including, but not limited to, proportionately in relation to the net assets of each portfolio.

                               HOW TO BUY SHARES

GENERAL

     Shares may be purchased only by clients of certain securities dealers that have entered into securities clearing arrangements with Correspondent Services Corporation [CSC] (the "Securities Firms"). Such clients may include qualified retirement plans, including pension and profit-sharing plans, whether established by corporations, partnerships or self-employed individuals, and individual retirement accounts ("Retirement Plans"). It is not recommended that the Tax Free Money Market Portfolio be used as a vehicle for Keogh Plans, IRAs or other qualified retirement plans, because such plans are otherwise entitled to tax deferred benefits. Certificates representing shares of a Portfolio will not be issued. The Fund reserves the right to reject any purchase order.

          The minimum initial investment for Retirement Plans is $25. The Fund requires no minimum initial or subsequent investment amounts for other investors. Certain Securities Firms may impose minimum investment amounts for purchases of Portfolio shares by their clients. You should consult your Securities Firm in this regard.

     Shares are sold on a continuous basis at the net asset value per share next determined after an order in proper form and Federal Funds (monies of member banks within the Federal Reserve System which are held on deposit at a Federal Reserve Bank) are received by the Transfer Agent. See "Terms of Purchase" below.

PAYMENTS THROUGH SECURITIES FIRMS

     ALL ORDERS MUST BE MADE THROUGH YOUR SECURITIES FIRM. The Securities Firm will transmit your payment to the Fund and will supply the Fund with the required information. It is your Securities Firm's responsibility to transmit your order properly on a timely basis.

WIRE ORDERS

          If you have opened a Portfolio account, you may make subsequent purchases by wire. Information on remitting funds in this manner may be obtained from your Securities Firm. You should consult your Securities Firm, for information on any fees that may be charged directly for wires.

TERMS OF PURCHASE

     If your purchase order is received by the Transfer Agent by 12:00 noon, Eastern time, on a business day (which, as used herein, shall include each day that the New York Stock Exchange and the Fund's Custodian are open for business), and Federal Funds are received by the Transfer Agent by 4:00 p.m., Eastern time, on that day, shares will be purchased as of 12:00 noon, Eastern time, on such business day. If your purchase order is received after 12:00 noon, Eastern time, on a given day, or Federal Funds are received after 4:00 p.m., Eastern time, on such day, shares will be purchased as of 12:00 noon, Eastern time, on the next business day.

     Each Portfolio's net asset value per share is determined as of 12:00 noon, Eastern time, on each business day. Net asset value per share is computed by dividing the value of the Portfolio's net assets (i.e., the value of its assets less liabilities) by the total number of its shares outstanding. See "Determination of Net Asset Value" in the Statement of Additional Information.

     Federal regulations require that you provide a certified Taxpayer Identification Number upon opening or reopening an account. See "Dividends, Distributions and Taxes" for further information concerning this requirement.

                              HOW TO REDEEM SHARES

GENERAL

          You may request redemption of your shares at any time through your Securities Firm. Retirement Plan should consult their tax advisers regarding possible adverse tax consequences in connection with the redemption of shares. Redemption requests may be made as described below. When a request is received in proper form, the Fund will redeem the shares at the next determined net asset value.

     The Fund ordinarily will make payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the Securities and Exchange Commission.

     The Fund understands that, if you cease to be a client of a Securities Firm, or if your Securities Firm's clearing arrangement with Correspondent Services Corporation [CSC] is discontinued, the Securities Firm will cancel your Fund account and request the Transfer Agent to remit the proceeds of your redeemed shares, together with all accrued and unpaid dividends to which you are entitled. You should consult your Securities Firm in this regard.

     The Fund reserves the right to redeem your account at its option upon not less than 45 days' written notice if your account's net asset value is $500 or less, for reasons other than market conditions, and remains so during the notice period. Certain Securities Firms may impose, with respect to their clients' investments in a Portfolio, a minimum account balance which is higher than that specified above.

PROCEDURES

     REDEMPTION BY CHECK. If you desire to use check redemption, you should consult your Securities Firm to determine its availability. At your Securities Firm's request, the Transfer Agent will provide you with redemption checks if you have a $1,000 minimum account. These checks may be made payable to the order of any person in an amount not less than $100. The payee of the check may cash or deposit the check. When a check is presented to the Transfer Agent for payment, the Transfer Agent will present the check to the Fund as authority to redeem a sufficient number of full and fractional shares in your account to cover the amount of the check. You continue earning daily dividends until the check is cleared. There currently is no charge for the use of checks; however, the Transfer Agent may impose a charge for stopping payment of a check upon your request, or if the check cannot be honored due to insufficient funds or other valid reason. The Fund or the Transfer Agent may modify or terminate the check redemption privilege at any time upon notice to shareholders.

     Retirement Plans should contact their Securities Firms for information on check redemption services.

     REPURCHASE THROUGH SECURITIES FIRMS. The Fund will repurchase shares through Securities Firms. The Fund ordinarily will accept orders to repurchase shares by wire or telephone from Securities Firms for their customers at the net asset value next computed after receipt of the order from the Securities Firm, provided that such request for repurchase is received from the Securities Firm prior to 12:00 noon, Eastern time, on any business day. It is your Securities Firm's responsibility to transmit your repurchase order properly on a timely basis.

     These repurchase arrangements are for the convenience of shareholders and do not involve a charge by the Fund; however, Securities Firms may impose a charge on the shareholder for transmitting the notice of repurchase to the Fund. The Fund reserves the right to reject any order for repurchases through a Securities Firm, but it may not reject other properly submitted requests for redemption as described herein. The Fund promptly will notify the Securities Firm of any rejection of a repurchase. For shareholders repurchasing through their Securities Firm, payments will be made by the Transfer Agent to the Securities Firm.


     AUTOMATIC WITHDRAWAL PLAN. If you desire to participate in the Automatic Withdrawal Plan, you should consult your Securities Firm to determine its availability and any conditions which may be imposed on its use. The Automatic Withdrawal Plan permits you to request withdrawal of a specified dollar amount (minimum of $50) on either a monthly, quarterly or semi-annual basis if you have a $1,000 minimum account. Redemption proceeds will be on deposit in your designated account at an Automated Clearing House member bank ordinarily within two days following redemption or, at your request, paid by check issued to you or a designated third party. To participate in the Automatic Withdrawal Plan, you must supply your Securities Firm with the necessary information. Your participation in the Automatic Withdrawal Plan may be ended at any time by you, your Securities Firm, the Fund or the Transfer Agent.


     Retirement Plan participants who are eligible for distributions from their Retirement Plan may participate in the Automatic Withdrawal Plan. The Automatic Withdrawal Plan, however, is not available to Retirement Plan participants who have elected to have income taxes withheld from their Retirement Plan distributions. Retirement Plan participants should consult the administrator, trustee or custodian of their Retirement Plan concerning eligibility to participate in the Automatic Withdrawal Plan and the timing and consequences of distributions from a Retirement Plan. Retirement Plans should contact their Securities Firms for further information on the Automatic Withdrawal Plan.

     AUTOMATIC REDEMPTION. Correspondent Services Corporation [CSC] carries securities accounts and performs clearing services for the Securities Firms and has instituted an automatic redemption procedure applicable to Portfolio shareholders. This procedure may be used to satisfy amounts due from you as a result of purchases of securities or other transactions in your securities account. Under this procedure, unless you notify your Securities Firm to the contrary, your securities account will be scanned each business day prior to 12:00 noon, Eastern time, and after application of any cash balances in the account, a sufficient number of Portfolio shares may be redeemed at the 12:00 noon, Eastern time, pricing that day to satisfy any amounts for which you are obligated to make payment to your Securities Firm. Redemptions will be effected on the business day preceding the date you are obligated to make such payment, and your Securities Firm will receive the redemption proceeds on the day following the redemption date.

DIVIDENDS, DISTRIBUTIONS AND TAXES

     Each Portfolio declares dividends from net investment income on each day the Portfolio is open for business. Dividends usually are paid on or about the fifteenth day of each month, and are automatically reinvested in additional shares at net asset value or, at your option, paid in cash. Each Portfolio's earnings for Saturdays, Sundays and holidays are declared as dividends on the preceding business day. Shares begin accruing dividends on the day the purchase order is received in proper form by the Transfer Agent, if received by 12:00 noon, Eastern time, on such day, and continue to earn dividends through the day before a redemption order for such shares is processed by the Transfer Agent. If you redeem all shares in your account at any time during the month, all dividends to which you are entitled will be paid to you along with the proceeds of the redemption.

     Distributions from net realized securities gains, if any, are declared and paid once a year, but a Portfolio may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act. Dividends and distributions ordinarily are reinvested in additional shares of the Portfolio from which they were paid at net asset value. You may elect to receive dividends and distributions in cash by contacting your Securities Firm. Dividends and distributions paid in cash to Retirement Plans which are distributed to such Plans' participants, however, may be subject to additional tax. Retirement Plans should consult their tax advisers concerning possible tax consequences of contributions to or distributions from Retirement Plans. All expenses are accrued daily and deducted before declaration of dividends to investors.

     If you elect to receive distributions in cash and your distribution checks
(1) are returned to the Fund marked "undeliverable" or (2) remain uncashed for six months, your cash election will be changed automatically and your future dividend and capital gains distributions will be reinvested in Portfolio shares at the net asset value determined as of the date of payment of the distribution. In addition, any such undeliverable checks or checks that remain uncashed for six months will be canceled and will be reinvested in shares of the Portfolio from which they were paid at the net asset value determined as of the date of cancellation.


     Dividends paid by the Money Market Portfolio derived from interest and dividends paid by the Tax Free Money Market Portfolio derived from taxable investments, together with distributions from any net realized short-term securities gains, generally are taxable to investors as ordinary income, whether received in cash or reinvested in additional Portfolio shares. Distributions from net realized long-term securities gains, if any, generally are taxable as long-term capital gains regardless of how long shareholders have held their shares and whether such distributions are received in cash or reinvested in additional Portfolio shares. The Code provides that an individual generally will be taxed on his or her net capital gain at a maximum rate of 28% with respect to capital gain from securities held for more than one year but not more than 18 months and at a maximum rate of 20% with respect to capital gain from securities held for more than 18 months. Dividends and distributions may be subject to certain state and local taxes. No dividend will qualify for the dividends-received deduction allowable to certain corporations.


     Except for dividends from taxable investments, the Fund anticipates that substantially all dividends paid by the Tax Free Money Market Portfolio will not be subject to Federal income tax. Although all or a substantial portion of the dividends paid by the Tax Free Money Market Portfolio may be excluded by shareholders of the Portfolio from their gross income for Federal income tax purposes, the Portfolio may purchase specified private activity bonds, the interest from which may be (i) a preference item for purposes of the alternative minimum tax, or (ii) a factor in determining the extent to which the Social Security benefits of a beneficial holder of the Portfolio's shares are taxable. If the Tax Free Money Market Portfolio purchases such securities, the portion of its dividends related thereto will not necessarily be tax exempt to a beneficial holder of the Portfolio's shares who is subject to the alternative minimum tax and/or tax on Social Security benefits and may cause such investor to be subject to such taxes.

     Taxable dividends derived from net investment income and distributions from net realized short-term securities gains paid by a Portfolio to a foreign investor generally are subject to U.S. nonresident withholding taxes at the rate of 30%, unless the foreign investor claims the benefit of a lower rate specified in a tax treaty. Distributions from net realized long-term securities gains paid by a Portfolio to a foreign investor generally will not be subject to U.S. nonresident withholding tax. However, such distributions may be subject to backup withholding, as described below, unless the foreign investor certifies his non-U.S. residency status.

     Federal regulations generally require the Fund to withhold ("backup withholding") and remit to the U.S. Treasury 31% of dividends and distributions from net realized securities gains of a Portfolio paid to a shareholder if such shareholder fails to certify either that the Taxpayer Identification Number furnished in connection with opening an account is correct, or that such shareholder has not received notice from the Internal Revenue Service of being subject to backup withholding as a result of a failure to properly report taxable dividend or interest income on a Federal income tax return. Furthermore, the Internal Revenue Service may notify the Fund to institute backup withholding if the Internal Revenue Service determines a shareholder's Taxpayer Identification Number is incorrect or if a shareholder has failed to properly report taxable dividend and interest income on a Federal income tax return.


     A Taxpayer Identification Number is either the Social Security Number, Employer Identification Number or IRS individual taxpayer identification number of the record owner of the account. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account, and may be claimed as a credit on the record owner's Federal income tax return.


     Notice as to the tax status of your dividends and distributions is mailed to you annually from your Securities Firm. You also will be sent periodic summaries of your account which will include information as to dividends and distributions from securities gains, if any, paid during the year. For the Tax Free Money Market Portfolio, these statements will set forth the dollar amount of income exempt from Federal tax and the dollar amount, if any, subject to Federal tax. These dollar amounts will vary depending on the size and length of time of the investor's investment in the Tax Free Money Market Portfolio. If the Tax Free Money Market Portfolio pays dividends derived from taxable income, it intends to designate as taxable the same percentage of the day's dividend as the actual taxable income earned on that day bears to total income earned on that day. Thus, the percentage of the dividend designated as taxable, if any, may vary from day to day.


     The Adviser believes that each Portfolio has qualified for the fiscal year ended December 31, 1997 as a "regulated investment company" under the Code. Each Portfolio intends to continue to so qualify so long as such qualification is in the best interests of its shareholders. Qualification relieves the Portfolio of any liability for Federal income tax to the extent its earnings are distributed in accordance with applicable provisions of the Code. The Code subjects regulated investment companies, such as the Portfolios, to a non-deductible 4% excise tax to the extent that such investment companies do not distribute a very substantial portion of their taxable investment income and capital gains, generally determined on a calendar year basis.


     You should consult your tax adviser regarding specific questions as to Federal, state or local taxes.

GENERAL INFORMATION


     The Fund was incorporated under Maryland law on March 6, 1990, and commenced operations on August 28, 1990. The Fund is authorized to issue 14 billion 500 million shares of Common Stock (with 3 billion allocated to each Portfolio), par value $.001 per share. Each share has one vote.

     Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Fund to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of Directors or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Fund to hold a special meeting of shareholders for purposes of removing a Director from office. Shareholders may remove a Director by the affirmative vote of a majority of the Fund's outstanding voting shares. In addition, the Board of Directors will call a meeting of shareholders for the purpose of electing Directors if, at any time, less than a majority of the Directors then holding office have been elected by shareholders.


     The Fund is a "series fund," which is a mutual fund divided into separate portfolios, each of which is treated as a separate entity for certain matters under the 1940 Act and for other purposes. A shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. For certain matters Fund shareholders vote together as a group; as to others they vote separately by portfolio. By this Prospectus, shares of the Money Market Portfolio and Tax Free Money Market Portfolio are being offered. From time to time, other portfolios may be established and sold pursuant to other offering documents.

     To date, 11 portfolios of shares have been authorized. The other portfolios are not being offered by this Prospectus. All consideration received by the Fund for shares of one of the portfolios and all assets in which such consideration is invested, belong to that portfolio (subject only to the rights of creditors of the Fund) and will be subject to the liabilities related thereto. The income and expenses attributable to one portfolio are treated separately from those of the other portfolios.

     The Transfer Agent maintains a record of your ownership. Your Securities Firm, will send you confirmations and statements of account.


     Shareholder inquiries may be made by writing to The Infinity Mutual Funds, Inc., CCR Funds, P.O. Box 163879, Columbus, Ohio 43216-3879.


     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE FUND'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFER OF THE FUND'S SHARES, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                    APPENDIX

PORTFOLIO SECURITIES

     To the extent set forth above and except as noted below, each Portfolio may invest in the following securities:

     U.S. GOVERNMENT OBLIGATIONS. Each Portfolio may invest in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Such securities include U.S. Treasury securities, such as bills, notes, bonds and certificates of indebtedness, which differ in their interest rates, maturities and times of issuance, and issues of U.S. Government agencies and instrumentalities established under the authority of an act of Congress. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, by the right of the issuer to borrow from the Treasury; others, such as those issued by the Federal National Mortgage Association, by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Student Loan Marketing Association, only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. Interest may fluctuate based on generally recognized reference rates or the relationship of rates. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. The Portfolio will invest in such securities only when it is satisfied that the credit risk with respect to the issuer is minimal.

     FOREIGN GOVERNMENT OBLIGATIONS; SECURITIES OF SUPRANATIONAL ENTITIES. The Money Market Portfolio may invest in obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the Board of Directors to be of comparable quality to the other obligations in which the Portfolio may invest. Such securities also include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. The percentage of the Portfolio's assets invested in securities issued by foreign governments will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries. See "Description of the Portfolios -- Investment Considerations and Risk Factors."

     CERTIFICATES OF DEPOSIT, TIME DEPOSITS AND BANKERS' ACCEPTANCES. The Money Market Portfolio will, and, to a limited extent, the Tax Free Money Market Portfolio may, invest in certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks. See "Description of the Portfolios -- Investment Considerations and Risk Factors." Certificates of deposit are certificates representing the obligation of a bank to repay funds deposited with it for a specified period of time. Time deposits are non-negotiable deposits maintained in a bank for a specified period of time at a stated interest rate. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations bearing fixed, floating or variable rates of interest.

     REPURCHASE AGREEMENTS. Each Portfolio may enter into repurchase agreements. Repurchase agreements involve the acquisition by the Portfolio of an underlying debt instrument, subject to an obligation of the seller to repurchase, and the Portfolio to resell, the instrument at a fixed price usually not more than one week after its purchase. Certain costs may be incurred in connection with the sale of the securities if the seller does not repurchase them in accordance with the repurchase agreement. In addition, if bankruptcy proceedings are commenced with respect to the seller of the securities, realization on the securities by the Portfolio may be delayed or limited.

     COMMERCIAL PAPER AND CORPORATE OBLIGATIONS. The Money Market Portfolio and, to a limited extent, the Tax Free Money Market Portfolio may, invest in commercial paper and other corporate obligations. Commercial paper consists of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by a Portfolio will consist only of direct obligations issued by domestic and foreign entities. The other corporate obligations in which each Portfolio may invest consist of high quality, U.S. dollar denominated short-term bonds and notes (including variable amount master demand notes) issued by domestic and foreign corporations.

     MUNICIPAL OBLIGATIONS. The Tax Free Money Market Portfolio will invest in Municipal Obligations. Municipal Obligations generally include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal Obligations are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Industrial development bonds, in most cases, are revenue bonds and generally do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued. Notes are short-term instruments which are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Municipal Obligations include municipal lease/purchase agreements which are similar to installment purchase contracts for property or equipment issued by municipalities. Municipal Obligations bear fixed, floating or variable rates of interest. Certain Municipal Obligations are subject to redemption at a date earlier than their stated maturity pursuant to call options, which may be separated from the related Municipal Obligation and purchased and sold separately.

     TENDER OPTION BONDS. The Tax Free Money Market Portfolio may purchase tender option bonds. A tender option bond is a Municipal Obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the Municipal Obligation's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax exempt rate. The Adviser, on behalf of the Fund, will consider on an ongoing basis the creditworthiness of the issuer of the underlying Municipal Obligation, of any custodian and of the third party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying Municipal Obligations and for other reasons. The Tax Free Money Market Portfolio will not invest more than 10% of the value of its net assets in securities that are illiquid, which would include tender option bonds as to which it cannot exercise the tender feature on not more than seven days' notice if there is no secondary market available for these obligations.

     STAND-BY COMMITMENTS. The Tax Free Money Market Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. Under a stand-by commitment, the Tax Free Money Market Portfolio obligates a broker, dealer or bank to repurchase, at the Fund's option, specified securities at a specified price and, in this respect, stand-by commitments are comparable to put options. The exercise of a stand-by commitment therefore is subject to the ability of the seller to make payment on demand. The Tax Free Money Market Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The Tax Free Money Market Portfolio may pay for stand-by commitments if such action is deemed necessary, thus increasing to a degree the cost of the underlying Municipal Obligation and similarly decreasing such security's yield to investors.

     FLOATING AND VARIABLE RATE OBLIGATIONS. Each Portfolio may purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 397 days, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 397 days, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes which are obligations that permit the Portfolio to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Portfolio, as lender, and the borrower. These obligations permit daily changes in the amounts borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Portfolio's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. These obligations include highly rated certificates of participation in trusts secured by accounts receivable, including trade receivables, and other assets. Such obligations frequently are not rated by credit rating agencies and, if not so rated, the Portfolio may invest in them only if the Adviser, acting upon delegated authority from, and subject to ratification by, the Fund's Board of Directors, determines that at the time of investment the obligations are of comparable quality to the other obligations in which the Portfolio may invest. The Adviser, on behalf of the Portfolio, will consider on an ongoing basis the creditworthiness of the issuers of the floating and variable rate demand obligations held by the Portfolio. The Portfolio will not invest more than 10% of the value of its net assets in floating or variable rate demand obligations as to which it cannot exercise the demand feature on not more than seven days' notice if the Adviser determines, acting upon delegated authority from, and procedures established by, the Fund's Board of Directors, that there is no secondary market available for these obligations, and in other securities that are illiquid.

     NOTES. The Money Market Portfolio may purchase unsecured promissory notes ("Notes") which are not readily marketable and have not been registered under the Securities Act of 1933, provided such investments are consistent with its investment objective. The Money Market Portfolio will invest no more than 10% of its net assets in such Notes and in other securities that are illiquid.

     ASSET-BACKED SECURITIES. The Money Market Portfolio may purchase asset-backed securities, which are securities issued by special purpose entities whose primary assets consist of a pool of mortgages, loans, receivables or other assets. Payment of principal and interest may depend largely on the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds or other forms of credit or liquidity enhancements. The value of asset-backed securities also may be affected by the creditworthiness of the servicing agent for the pool of assets, the originator of the loans or receivables or the financial institution providing the credit support.

     PARTICIPATION INTERESTS. The Money Market Portfolio may invest in short-term corporate obligations that are originated, negotiated and structured by a syndicate of lenders ("Co-Lenders") consisting of commercial banks, thrift institutions, insurance companies, finance companies or other financial institutions one or more of which administers the security on behalf of the syndicate (the "Agent Bank"). Co-Lenders may sell such securities to third parties called "Participants." The Money Market Portfolio may invest in such securities either by participating as a Co-Lender at origination or by acquiring an interest in the security from a Co-Lender or a Participant (collectively, "participation interests"). Co-Lenders and Participants interposed between the Money Market Portfolio and the corporate borrower (the "Borrower"), together with Agent Banks, are referred to herein as "Intermediate Participants." The Money Market Portfolio also may purchase a participation interest in a portion of the rights of an Intermediate Participant. The Money Market Portfolio will not act as an Agent Bank, guarantor, sole negotiator or sole structuror with respect to securities that are the subject of a participation interest.

     The Tax Free Money Market Portfolio may purchase from financial institutions participation interests in Municipal Obligations (such as industrial development bonds and municipal lease/ purchase agreements).

     A participation interest gives the Portfolio an undivided interest in the security in the proportion that the Portfolio's participation interest bears to the total principal amount of the security. These instruments may have fixed, floating or variable rates of interest with remaining maturities of 397 days or less. If the participation interest is unrated, or has been given a rating below that which is permissible for purchase by the Portfolio, the participation interest will be backed by an irrevocable or unconditional letter of credit or guarantee of a bank or other entity the debt securities of which are rated high quality, or the payment obligation otherwise will be collateralized by U.S. Government securities, or, in the case of an unrated participation interest, the Adviser, acting upon delegated authority from the Fund's Board of Directors, must have determined that the instrument is of comparable quality to those instruments in which the Portfolio may invest. Participation interests with a rating below high quality that are backed by an irrevocable letter of credit or guarantee as described above will be purchased only if the Adviser, acting as described above and subject to ratification by the Fund's Board of Directors, determines after an analysis of, among other factors, the creditworthiness of the guarantor that such participation interest is high quality, and if the rating agency did not include the letter of credit or guarantee in its determination of the instrument's rating. If the rating of a participation interest is reduced subsequent to its purchase by the Portfolio, the Adviser will consider, in accordance with procedures established by the Board of Directors, all circumstances deemed relevant in determining whether the Portfolio should continue to hold the participation interest. For certain participation interests, the Portfolio will have the right to demand payment, on not more than seven days' notice, for all or any part of the Portfolio's participation interest in the security, plus accrued interest. As to these instruments, although subject to unconditional demand for payment, the Portfolio intends to exercise its right to demand payment only upon a default under the terms of the security, as needed to provide liquidity to meet redemptions, or to maintain or improve the quality of its investment portfolio. Not more than 10% of the value of a Portfolio's net assets will be invested in participation interests that do not have this demand feature, and in other securities that are illiquid.

INVESTMENT PRACTICES

     PORTFOLIO LENDING. From time to time, the Money Market Portfolio may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. Such loans may not exceed 33-1/3% of the Money Market Portfolio's total assets. In connection with such loans, the Money Market Portfolio will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit issued by third party financial institutions. Such collateral will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Money Market Portfolio can increase its income through the investment of such collateral. The Money Market Portfolio continues to be entitled to the interest or other distributions payable on the loaned security and receives interest on the amount of the loan. Such loans will be terminable at any time upon specified notice. The Money Market Portfolio might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Money Market Portfolio.

     REVERSE REPURCHASE AGREEMENTS. The Money Market Portfolio may enter into reverse repurchase agreements with banks, brokers or dealers. Reverse repurchase agreements involve the transfer by the Money Market Portfolio of an underlying debt instrument in return for cash proceeds based on a percentage of the value of the security. The Money Market Portfolio retains the right to receive interest and principal payments on the security. The Money Market Portfolio will use the proceeds of reverse repurchase agreements only to make investments which generally either mature or have a demand feature to resell to the issuer at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. At an agreed upon future date, the Money Market Portfolio repurchases the security at principal plus accrued interest. In certain types of agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based on the prevailing overnight repurchase rate. As a result of these transactions, the Money Market Portfolio may be exposed to greater potential fluctuations in the value of its assets. Interest costs on the money borrowed may exceed the return received on the securities purchased. The Fund's Directors have considered the risks to the Money Market Portfolio and its shareholders which may result from the entry into reverse repurchase agreements and have determined that the entry into such agreements is consistent with the Money Market Portfolio's investment objective and management policies.

     WHEN-ISSUED SECURITIES. Each Portfolio may purchase money market securities on a when-issued or forward commitment basis, which means that delivery and payment for such securities ordinarily take place after the date of the commitment to purchase. The payment obligation and the interest rate receivable on the securities are fixed when the Portfolio enters into the commitment. A Portfolio will commit to purchase such securities only with the intention of actually acquiring the securities, but the Portfolio may sell these securities before the settlement date if it is deemed advisable. A Portfolio will not accrue income in respect of a security purchased on a forward commitment basis prior to its stated delivery date. No additional forward commitments will be made if more than 20% of the Portfolio's net assets would be so committed.

     ILLIQUID SECURITIES. Neither Portfolio will invest more than 10% of the value of its net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the securities and includes, among other instruments, certain restricted securities. As to these securities, the Portfolio is subject to a risk that should the Portfolio desire to sell them when a ready buyer is not available at a price the Portfolio deems representative of their value, the value of the Portfolio's net assets could be adversely affected.

     BORROWING MONEY. As a fundamental policy, each Portfolio may borrow money from banks for temporary or emergency (not leveraging) purposes, in an amount up to 15% of the value of the Portfolio's total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made (borrowings repaid within 60 days and not renewed or extended are presumed to be for temporary purposes). While such borrowings exceed 5% of the value of the Portfolio's total assets, the Portfolio will not make any additional investments. In addition, the Money Market Portfolio may borrow money in connection with the entry into reverse repurchase agreements (at no time may total borrowings exceed 33-1/3% of the value of the Money Market Portfolio's total assets).

                               CORRESPONDENT CASH
                                    RESERVES

---------------------------------------------
THE INFINITY MUTUAL FUNDS, INC.
3435 Stelzer Road
Columbus, Ohio 43219-8020
---------------------------------------------
INVESTMENT ADVISER
MITCHELL HUTCHINS ASSET MANAGEMENT INC.
1285 Avenue of the Americas
New York, New York 10019
---------------------------------------------
ADMINISTRATOR AND DISTRIBUTOR
BISYS FUND SERVICES LIMITED PARTNERSHIP
3435 Stelzer Road
Columbus, Ohio 43219-8001
---------------------------------------------
CUSTODIAN
THE BANK OF NEW YORK
90 Washington Street
New York, New York 10286

[LOGO]BIS-0039

                               CORRESPONDENT CASH
                                    RESERVES
                                   [L O G O]


                                   PROSPECTUS
                                   May 1, 1998

                         THE INFINITY MUTUAL FUNDS, INC.
               CORRESPONDENT CASH RESERVES MONEY MARKET PORTFOLIO
           CORRESPONDENT CASH RESERVES TAX FREE MONEY MARKET PORTFOLIO
                                     PART B
                      (STATEMENT OF ADDITIONAL INFORMATION)
                                   May 1, 1998

     This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus of Correspondent Cash Reserves Money Market Portfolio (the "Money Market Portfolio") and Correspondent Cash Reserves Tax Free Money Market Portfolio (the "Tax Free Money Market Portfolio"), dated May 1, 1998, of The Infinity Mutual Funds, Inc. (the "Fund"), as it may be revised from time to time. To obtain a copy of the Portfolios' Prospectus, please write to the Fund at 3435 Stelzer Road, Columbus, Ohio 43219-8020, contact your sales representative or call 1-800-442-3809. This Statement of Additional Information relates only to the Portfolios and not to any of the Fund's other portfolios.


     Mitchell Hutchins Asset Management Inc. (the "Adviser") serves as each Portfolio's investment adviser.

     BISYS Fund Services Limited Partnership ("BISYS") serves as each Portfolio's administrator and distributor.


                                TABLE OF CONTENTS
                                                                           PAGE


Investment Objective and Management Policies.........................      B-2
Management of the Fund...............................................      B-15
Management Arrangements..............................................      B-18
Purchase and Redemption of Shares....................................      B-23
Determination of Net Asset Value.....................................      B-23
Yield Information....................................................      B-24
Portfolio Transactions...............................................      B-25
Information About the Portfolios.....................................      B-26
Custodian, Transfer and Dividend Disbursing
  Agent, Counsel and Independent Auditors............................      B-27
Financial Statements and Report of
  Independent Auditors...............................................      B-28
Appendix.............................................................      B-29

                  INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

     THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE PORTFOLIOS' PROSPECTUS ENTITLED "DESCRIPTION OF THE PORTFOLIOS."

PORTFOLIO SECURITIES

     BANK OBLIGATIONS. (Money Market Portfolio and, to a limited extent, Tax Free Money Market Portfolio) Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the Federal Deposit Insurance Corporation (the "FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks whose certificates of deposit ("CDs") may be purchased by the Portfolio are insured by the Bank Insurance Fund administered by the FDIC (although such insurance may not be of material benefit to the Portfolio, depending upon the principal amount of the CDs of each bank held by the Portfolio) and are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of Federal and state laws and regulations, domestic branches of domestic banks, among other things, are generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

     Obligations of foreign branches of domestic banks, foreign subsidiaries of domestic banks and domestic and foreign branches of foreign banks, such as CDs and time deposits ("TDs"), may be general obligations of the parent banks in addition to the issuing branch, or may be limited by the terms of a specific obligation or governmental regulation. Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank. The Portfolio's investment in obligations of foreign subsidiaries of domestic banks are subject, to the extent required by the Investment Company Act of 1940, as amended (the "1940 Act"), to the limitations on investing in the securities of other investment companies.

     Obligations of United States branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by Federal or state regulation as well as governmental action in the country in which the foreign bank has its head office. In addition, Federal branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may be required to: (1) pledge to the regulator, by depositing assets with a designated bank within the state, a certain percentage of their assets as fixed from time to time by the appropriate regulatory authority; and (2) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of Federal and State Branches generally must be insured by the FDIC if such branches take deposits of less than $100,000.

     In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks, by foreign subsidiaries of domestic banks, by foreign branches of foreign banks or by domestic branches of foreign banks, the Adviser carefully evaluates such investments on a case-by-case basis pursuant to procedures established by the Board of Directors.

     The Money Market Portfolio may invest in short-term corporate obligations that are originated, negotiated and structured by a syndicate of lenders ("Co-Lenders") consisting of commercial banks, thrift institutions, insurance companies, finance companies or other financial institutions one or more of which administers the security on behalf of the syndicate (the "Agent Bank"). Co-Lenders may sell such securities to third parties called "Participants." The Money Market Portfolio may invest in such securities either by participating as a Co-Lender at origination or by acquiring an interest in the security from a Co-Lender or a Participant (collectively, "participation interests"). Co-Lenders and Participants interposed between the Fund and the corporate borrower (the "Borrower"), together with Agent Banks, are referred to herein as "Intermediate Participants." The Money Market Portfolio also may purchase a participation interest in a portion of the rights of an Intermediate Participant, which would not establish any direct relationship between the Portfolio and the Borrower. In such cases, the Money Market Portfolio would be required to rely on the Intermediate Participant that sold the participation interest not only for the enforcement of the Portfolio's rights against the Borrower but also for the receipt and processing of payments due to the Portfolio under the security. Because it may be necessary to assert through an Intermediate Participant such rights as may exist against the Borrower, in the event the Borrower fails to pay principal and interest when due, the Money Market Portfolio may be subject to delays, expenses and risks that are greater than those that would be involved if the Portfolio could enforce its rights directly against the Borrower. Moreover, under the terms of a participation interest, the Money Market Portfolio may be regarded as a creditor of the Intermediate Participant (rather than of the Borrower), so that the Portfolio also may be subject to the risk that the Intermediate Participant may become insolvent. Similar risks may arise with respect to the Agent Bank if, for example, assets held by the Agent Bank for the benefit of the Money Market Portfolio were determined by the appropriate regulatory authority or court to be subject to the claims of the Agent Bank's creditors. In such cases, the Money Market Portfolio might incur certain costs and delays in realizing payment in connection with the participation interest or suffer a loss of principal and/or interest. Further, in the event of the bankruptcy or insolvency of the Borrower, the obligation of the Borrower to repay the loan may be subject to certain defenses that can be asserted by such Borrower as a result of improper conduct by the Agent Bank or Intermediate Participant. In addition, insurance companies are affected by economic and financial conditions and are subject to extensive government regulation, including rate regulation. The property and casualty industry is cyclical, being subject to dramatic swings in profitability which can be affected by natural catastrophes and other disasters. Individual companies may be exposed to material risks, including reserve inadequacy, latent health exposure and inability to collect from their reinsurance carriers.

     Under normal circumstances, and as a matter of fundamental policy, the Money Market Portfolio will "concentrate" at least 25% of its assets in debt instruments issued by domestic and foreign companies engaged in the banking industry, including bank holding companies. Such investments may include CDs, TDs, bankers' acceptances and obligations issued by bank holding companies, as well as repurchase agreements entered into with banks (as distinct from non-bank dealers) in accordance with the policies set forth in "Repurchase Agreements" below. During periods when the Adviser determines that the Money Market Portfolio should be in a temporary defensive position, the Portfolio may invest less than 25% of its total assets in the banking industry; during such times the Money Market Portfolio's assets will be invested in accordance with its other investment policies. The Adviser may determine that the adoption of a temporary defensive position with respect to issuers in the banking industry is appropriate on the basis of such factors as political, economic, market or regulatory developments adversely affecting that industry as compared to the industries of other issuers of securities available for investment by the Money Market Portfolio.

     REPURCHASE AGREEMENTS. (Both Portfolios) Each Portfolio may enter into repurchase agreements. The Fund's custodian or sub-custodian employed in connection with third-party repurchase transactions will have custody of, and will hold in a segregated account, securities acquired by a Portfolio under a repurchase agreement. In connection with its third-party repurchase transactions, a Portfolio will employ only eligible sub-custodians which meet the requirements set forth in Section 17(f) of the 1940 Act and the rules thereunder. Repurchase agreements are considered by the staff of the Securities and Exchange Commission to be loans by the Portfolio. In an attempt to reduce the risk of incurring a loss on a repurchase agreement, a Portfolio will enter into repurchase agreements only with domestic banks (including foreign branches and subsidiaries of domestic banks) with total assets in excess of $1 billion or primary government securities dealers reporting to the Federal Reserve Bank of New York, with respect to securities in which the Portfolio may invest or government securities regardless of their remaining maturities, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price.

     REVERSE REPURCHASE AGREEMENTS. (Money Market Portfolio only) The Money Market Portfolio may enter into reverse repurchase agreements. The Portfolio will maintain in a segregated custodial account permissible liquid assets equal to the aggregate amount of its reverse repurchase obligations, plus accrued interest, in certain cases, in accordance with releases promulgated by the Securities and Exchange Commission. The Securities and Exchange Commission views reverse repurchase agreement transactions as collateralized borrowings, and, pursuant to the 1940 Act, the Portfolio must maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Portfolio may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

     MUNICIPAL OBLIGATIONS. (Tax Free Money Market Portfolio only) The term "Municipal Obligations" generally includes debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Obligations may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal; the interest paid on such obligations may be exempt from Federal income tax, although current tax laws place substantial limitations on the size of such issues. Such obligations are considered to be Municipal Obligations if the interest paid thereon qualifies as exempt from Federal income tax in the opinion of bond counsel to the issuer. There are, of course, variations in the security of Municipal Obligations, both within a particular classification and between classifications.

     Floating and variable rate demand obligations are tax exempt obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 13 months, in each case upon not more than 30 days' notice. The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders thereof. The interest rate on a floating rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand obligation is adjusted automatically at specified intervals.

     For the purpose of diversification under the 1940 Act, the identification of the issuer of Municipal Obligations depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if that bond is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees a security, such a guaranty would be considered a separate security and will be treated as an issue of such government or other entity.

     The yields of Municipal Obligations are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions in the Municipal Obligations market, size of a particular offering, maturity of the obligation and rating of the issue. The imposition of the Portfolio's management fee, as well as other operating expenses, will have the effect of reducing the yield to investors.

     Municipal lease obligations or installment purchase contract obligations (collectively, "lease obligations") have special risks not ordinarily associated with Municipal Obligations. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation ordinarily is backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. The Tax Free Money Market Portfolio will seek to minimize these risks by investing only in those lease obligations that (1) are rated in one of the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations (or one rating organization if the lease obligation was rated only by one such organization) or
(2) if unrated, are purchased principally from the issuer or domestic banks or other responsible third parties, in each case only if the seller shall have entered into an agreement with the Portfolio providing that the seller or other responsible third party will either remarket or repurchase the lease obligation within a short period after demand by the Portfolio. The staff of the Securities and Exchange Commission currently considers certain lease obligations to be illiquid. Accordingly, not more than 10% of the value of the Tax Free Money Market Portfolio's net assets will be invested in lease obligations that are illiquid and in other illiquid securities.

     RATINGS OF MUNICIPAL OBLIGATIONS. (Tax Free Money Market Portfolio only) If, subsequent to its purchase by the Tax Free Money Market Portfolio, (a) an issue of rated Municipal Obligations ceases to be rated in the highest rating category by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization) or the Fund's Board determines that it is no longer of comparable quality or (b) the Adviser becomes aware that any portfolio security not so highly rated or any unrated security has been given a rating by any rating organization below the rating organization's second highest rating category, the Fund's Board will reassess promptly whether such security presents minimal credit risk and will cause the Portfolio to take such action as it determines is in the best interest of the Portfolio and its shareholders; provided that the reassessment required by clause (b) is not required if the portfolio security is disposed of or matures within five business days of the Adviser becoming aware of the new rating and the Board of Directors is subsequently notified of the Adviser's actions.


     To the extent that the ratings given by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P") or Fitch IBCA, Inc. ("Fitch") for Municipal Obligations may change as a result of changes in such organizations or their rating systems, the Portfolio will attempt to use comparable ratings as standards for its investments in accordance with its stated investment policies contained in the Portfolio's Prospectus and this Statement of Additional Information. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the Municipal Obligations which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings may be an initial criterion for selection of portfolio investments, the Adviser also will evaluate these securities and the creditworthiness of the issuers of such securities based upon financial and other available information.



     ILLIQUID SECURITIES. (Both Portfolios) Neither Portfolio will invest more than 10% of the value of its net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the securities and includes, among other things, restricted securities other than those the Adviser has determined to be liquid pursuant to guidelines established by the Fund's Board and repurchase agreements maturing in more than seven days. Commercial paper issues in which the Money Market Portfolio may invest include securities issued by major corporations without registration under the Securities Act of 1933, as amended ("1933 Act"), in reliance on the exemption from such registration afforded by Section 3(a)(3) thereof and commercial paper and medium term notes issued in reliance on the so-called "private placement" exemption from registration which is afforded by Section 4(2) of the 1933 Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the Federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper ordinarily is resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity.

     In recent years a large institutional market has developed for certain securities that are not registered under the 1933 Act, including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

     To facilitate the increased size and liquidity of the institutional markets for unregistered securities, the Securities and Exchange Commission adopted Rule 144A under the 1933 Act. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Section 4(2) paper that is issued by a company that files reports under the Securities Exchange Act of 1934, as amended, generally is eligible to be sold in reliance on the safe harbor of Rule 144A. Pursuant to Rule 144A, the institutional restricted securities markets may provide both readily ascertainable values for restricted securities and the ability to liquidate an investment in order to satisfy share redemption orders on a timely basis. An insufficient number of qualified institutional buyers interested in purchasing certain restricted securities held by the Portfolio, however, could affect adversely the marketability of such portfolio securities and the Portfolio might be unable to dispose of such securities promptly or at reasonable prices. It is anticipated that the market for certain restricted securities will expand further as a result of Rule 144A and the development of automated systems for the trading, clearance and settlement of unregistered securities, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

     The Board of Directors has the ultimate responsibility for determining whether specific securities are liquid or illiquid, other than those the Securities and Exchange Commission deems to be illiquid. The Board of Directors has delegated the function of making day-to-day determinations of liquidity to the Adviser, pursuant to guidelines approved by the Board. The Adviser takes into account a number of factors in reaching liquidity decisions, including (1) the frequency of trades for the security, (2) the number of dealers that make quotes for the security, (3) the number of dealers that have undertaken to make a market in the security, (4) the number of other potential purchasers and (5) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited and the mechanics of transfer). The Adviser will monitor the liquidity of restricted securities held by the Portfolio and report periodically on such decisions to the Board of Directors.

MANAGEMENT POLICIES

     LENDING PORTFOLIO SECURITIES. (Money Market Portfolio only) To a limited extent, the Money Market may lend its portfolio securities to brokers, dealers and other financial institutions, provided it receives cash collateral which at all times is maintained in an amount equal to at least 100% of the current market value of the securities loaned. By lending its portfolio securities, the Portfolio can increase its income through the investment of the cash collateral. For the purposes of this policy, the Fund considers collateral consisting of U.S. Government securities or irrevocable letters of credit issued by banks whose securities meet the standards for investment by the Portfolio to be the equivalent of cash. Such loans may not exceed 33-1/3% of the Money Market Portfolio's total assets. From time to time, the Portfolio may pay a part of the interest earned from the investment of collateral received for securities loaned to the borrower or a third party which is unaffiliated with the Fund, and which is acting as a "placing broker," in an amount determined by the Board of Directors to be reasonable and based solely on services rendered.

     The Securities and Exchange Commission currently requires that the following conditions must be met whenever portfolio securities are loaned: (1) the Portfolio must receive at least 100% cash collateral from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the Portfolio must be able to terminate the loan at any time; (4) the Portfolio must receive reasonable interest on the loan, as well as any interest or other distributions payable on the loaned securities, and any increase in market value; and (5) the Portfolio may pay only reasonable custodian fees in connection with the loan.

     FORWARD COMMITMENTS. (Both Portfolios) Securities purchased on a forward commitment or when-issued basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment or when-issued basis may expose the Portfolio to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a when-issued basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment or when-issued basis when the Portfolio is fully or almost fully invested may result in greater potential fluctuation in the value of the Portfolio's net assets and its net asset value per share.

INVESTMENT RESTRICTIONS


     MONEY MARKET PORTFOLIO ONLY. The Money Market Portfolio has adopted the following investment restrictions as fundamental policies, which cannot be changed without approval by the holders of a majority (as defined in the 1940
Act) of the Portfolio's outstanding voting shares. The Money Market Portfolio may not:


     1. Purchase common stocks, preferred stocks, warrants or other equity securities.

     2. Borrow money, except (i) from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Portfolio's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made (while such borrowings exceed 5% of the value of the Portfolio's total assets, the Portfolio will not make any additional investments) and (ii) in connection with the entry into reverse repurchase agreements. At no time may total borrowings exceed 33-1/3% of the value of the Portfolio's total assets.

     3. Pledge, hypothecate, mortgage or otherwise encumber its assets, except
(i) to secure borrowings for temporary or emergency purposes and (ii) in connection with the purchase of securities on a forward commitment basis and the entry into reverse repurchase agreements.

     4. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), other than in connection with the entry into certain reverse repurchase agreements.

     5. Sell securities short or purchase securities on margin.

     6. Write or purchase put or call options or combinations thereof.

     7. Act as underwriter of securities of other issuers. The Portfolio may not enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 10% of its net assets would be so invested.

     8. Purchase or sell real estate, real estate investment trust securities, commodities, or oil and gas interests.

     9. Make loans to others, except through the purchase of debt obligations and through repurchase agreements referred to in the Portfolio's Prospectus, and except that the Portfolio may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Fund's Board.

     10. Invest in companies for the purpose of exercising control.

     11. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

     12. Invest more than 5% of its assets in the obligations of any one issuer, except that up to 25% of the value of the Portfolio's total assets may be invested without regard to any such limitation (subject to provisions of Rule 2a-7), provided that not more than 10% of its assets may be invested in securities issued or guaranteed by any single guarantor of obligations held by the Portfolio. Notwithstanding the foregoing, to the extent required by the rules of the Securities and Exchange Commission, the Portfolio will not invest more than 5% of its assets in the obligations of any one bank.

                                      * * *


     TAX FREE MONEY MARKET PORTFOLIO ONLY. The Tax Free Money Market Portfolio has adopted the following investment restrictions as fundamental policies, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Portfolio's outstanding voting shares. The Tax Free Money Market Portfolio may not:


     1. Purchase securities other than Municipal Obligations and Taxable Investments as those terms are defined above and in the Portfolio's Prospectus.

     2. Borrow money, except from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Portfolio's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made (while borrowings exceed 5% of the value of the Portfolio's total assets, the Portfolio will not make any additional investments).

     3. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure borrowings for temporary or emergency purposes.

     4. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act).

     5. Sell securities short or purchase securities on margin.

     6. Write or purchase put or call options or combinations thereof.

     7. The Portfolio may not enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 10% of its net assets would be so invested.

     8. Purchase or sell real estate, real estate investment trust securities, commodities, or oil and gas interests, but this shall not prevent the Portfolio from investing in Municipal Obligations secured by real estate or interests therein.

     9. Make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements referred to above and in the Portfolio's Prospectus.

     10. Invest in companies for the purpose of exercising control.

     11. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

     12. Underwrite the securities of other issuers, except that the Portfolio may bid separately or as part of a group for the purchase of Municipal Obligations directly from an issuer for its own portfolio to take advantage of the lower purchase price available.

     13. Invest more than 25% of its assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of tax exempt securities issued by state or municipal governments or their political subdivisions and, for temporary defensive purposes, securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

     For purposes of Investment Restriction No. 13, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an "industry."

                                      * * *

     If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of that restriction.

     The Fund may make commitments more restrictive than the restrictions listed above so as to permit the sale of Portfolio shares in certain states. Should the Fund determine that a commitment is no longer in the best interests of a Portfolio and its shareholders, the Fund reserves the right to revoke the commitment by terminating the sale of Portfolio shares in the state involved.

                             MANAGEMENT OF THE FUND

     Directors and officers of the Fund, together with information as to their principal business occupations during at least the last five years, are shown below. Each Director who is an "interested person" of the Fund, as defined in the 1940 Act, is indicated by an asterisk.

DIRECTORS OF THE FUND


*WILLIAM B. BLUNDIN, PRESIDENT AND CHAIRMAN OF THE BOARD OF DIRECTORS. An
                employee of BISYS Fund Services, Inc., BISYS' general partner. Mr. Blundin also is an officer of other investment companies administered by BISYS or its affiliates. He is is 60 years old and his address is 125 West 55th Street, New York, New York 10019.

NORMA A. COLDWELL, DIRECTOR. International Economist and Consultant;
                Executive Vice President of Coldwell Financial Consultants; Trustee and Treasurer of Meridian House International (International Education and Cultural Group); Member of the Board of Advisors of Meridian International Center and Emerging Capital Markets, S.A. (Montevideo, Uruguay); formerly Chief International Economist of Riggs National Bank, Washington, D.C. She is 72 years old and her address is 3330 Southwestern Boulevard, Dallas, Texas 75225.

RICHARD H. FRANCIS, DIRECTOR. Former Executive Vice President and Chief
                Financial Officer of Pan American World Airways, Inc. (currently, debtor-in-possession under the U.S. Bankruptcy
                Code), March 1988 to October 1991; Senior Vice President and Chief Financial Officer of American Standard Inc., 1960 to March 1988. Mr. Francis is a director of Allendale Mutual Insurance and The Indonesia Fund, Inc. He is 66 years old and his address is 40 Grosvenor Road, Short Hills, New Jersey 07078.


WILLIAM W. McINNES, DIRECTOR. Private investor. From July 1978 to February
                1993, he was Vice President--Finance and Treasurer of Hospital Corp. of America. He is also a director of Gulf South Medical Supply and Diversified Trust Co. He is 48 years old and his address is 116 30th Avenue South, Nashville, Tennessee 37212.

ROBERT A. ROBINSON, DIRECTOR. Private investor. Since 1991, President
                Emeritus, and from 1968 to 1991, President of The Church Pension Group, NYC. From 1956 to 1966, Senior Vice President of Colonial Bank & Trust Co. He is also a director of Mariner Institutional Funds, Inc., Mariner Tax-Free Institutional Funds, Inc., UST Master Funds, UST Master Tax Exempt Funds, H.B. and F.H. Bugher Foundation, Morehouse-Barlow Co. Publishers, The Canterbury Cathedral Trust in America, The Living Church Foundation and Hoosac School. He is 71 years old and his address is 2 Hathaway Common, New Canaan, Connecticut 06840.

OFFICERS OF THE FUND

JEFFREY C. CUSICK, VICE PRESIDENT AND ASSISTANT SECRETARY. An employee of BISYS
                Fund Services, Inc. since July 1995, and an officer of other investment companies administered by BISYS or its affiliates. From September 1993 to July 1995, he was Assistant Vice President and, from 1989 to September 1993, he was Manager--Client Services, of Federated Administrative Services. He is 38 years old and his address is 3435 Stelzer Road, Columbus, Ohio 43219.

WILLIAM TOMKO, VICE PRESIDENT. An employee of BISYS Fund Services, Inc. and an officer of other investment companies administered by BISYS or its affiliates. He is 38 years old and his address is 3435 Stelzer Road, Columbus, Ohio 43219.


NIMISH BHATT, TREASURER. An employee of BISYS Fund Services, Inc. since July
                1996, and an officer of other investment companies administered by BISYS or its affiliates. Prior thereto, he was an Assistant Vice President with Evergreen Asset Management Corp./First Union Bank, from January 1995 to July 1996, and, from September 1990 to January 1995, he was an accountant with Price Waterhouse. He is 34 years old and his address is 3435 Stelzer Road, Columbus, Ohio 43219.


ROBERT L. TUCH, ASSISTANT SECRETARY. An employee of BISYS Fund Services, Inc.
                since June 1991, and an officer of other investment companies administered by BISYS or its affiliates. He is 45 years old and his address is 3435 Stelzer Road, Columbus, Ohio 43219.

ALAINA METZ, ASSISTANT SECRETARY. An employee of BISYS Fund Services, Inc. and an officer of other investment companies administered by BISYS or its affiliates. She is 29 years old and her address is 3435 Stelzer Road, Columbus, Ohio 43219.

     For so long as the Fund's plan described in the section captioned "Management Arrangements--Distribution Plan" remains in effect, the Directors of the Fund who are not "interested persons" of the Fund, as defined in the 1940 Act, will be selected and nominated by the Directors who are not "interested persons" of the Fund.

     Directors and officers of the Fund, as a group, owned less than 1% of each Portfolio's shares outstanding on April 11, 1997.


     The Fund does not pay any remuneration to its officers and Directors other than fees and expenses to those Directors who are not directors, officers or employees of the Adviser or BISYS or any of their affiliates. The aggregate amount of compensation paid to each such Director by the Fund for the year ended December 31, 1997 was as follows:


                                                     Total Compensation
                                Aggregate              From Fund and
  Name of Board                Compensation           Fund Complex Paid
     Member                     from Fund*            to Board Member*
---------------------      --------------------     ---------------------

Norma A. Coldwell                $18,000                     $18,000
Richard H. Francis               $18,000                     $18,000
William W. McInnis               $18,000                     $18,000
Robert A. Robinson               $18,000                     $18,000
---------------------


* Amount does not include reimbursed expenses for attending Board meetings, which amounted to $13,422 for all Directors as a group.

                             MANAGEMENT ARRANGEMENTS

     THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE PORTFOLIOS' PROSPECTUS ENTITLED "MANAGEMENT OF THE PORTFOLIOS."


     INVESTMENT ADVISORY AGREEMENT. The Adviser provides investment advisory services pursuant to the Investment Advisory Agreement (the "Agreement") dated October 30, 1990, with the Fund. As to each Portfolio, the Agreement is subject to annual approval by (i) the Fund's Board of Directors or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Portfolio, provided that in either event the continuance also is approved by a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Fund or the Adviser, by vote cast in person at a meeting called for the purpose of voting on such approval. The Board, including a majority of the Directors who are not "interested persons" of any party to the Agreement, last approved the Agreement at a meeting held on November 11, 1997. Shareholders of the Money Market Portfolio approved the Agreement on December 20, 1991. As to each Portfolio, the Agreement is terminable without penalty, on 60 days' notice, by the Fund's Board or by vote of the holders of a majority of the Portfolio's shares, or, on not less than 90 days' notice, by the Adviser. The Agreement will terminate automatically, as to the relevant Portfolio, in the event of its assignment (as defined in the 1940 Act).


     The Adviser is a wholly-owned subsidiary of PaineWebber Incorporated ("PaineWebber"), which in turn is a wholly-owned subsidiary of Paine Webber Group Inc. ("PW Group"), a publicly owned financial services holding company.

     The Adviser provides investment advisory services in accordance with the stated policies of the Portfolios, subject to the approval of the Fund's Board of Directors. The Adviser provides each Portfolio with Investment Officers who are authorized by the Board of Directors to execute purchases and sales of securities. The Money Market Portfolio's Chief Investment Officers are Susan P. Ryan and Dennis L. McCauley. The Tax Free Money Market Portfolio's Chief Investment Officers are Elbridge T. Gerry III, Debbie Vermann and Kevin McIntyre. The Adviser also maintains a research department with a professional staff of portfolio managers and securities analysts who provide research services for each Portfolio and for other funds advised by the Adviser. All purchases and sales are reported for the Board's review at the meeting subsequent to such transactions.


     As compensation for its services, the Fund has agreed to pay the Adviser a monthly fee at the annual rate of .10 of 1% of the value of each Portfolio's average daily net assets. For the fiscal years ended December 31, 1995, 1996 and 1997, the advisory fees paid to the Adviser by the Money Market Portfolio amounted to $644,228, $950,074 and $1,088,088, respectively. For the period October 7, 1996 (commencement of operations of the Tax Free Money Market Portfolio) through December 31, 1996 and for the fiscal year ended December 31, 1997, the advisory fees payable to the Adviser by the Tax Free Money Market Portfolio amounted to $19,900 and $93,494, respectively, which amounts were reduced by $9,950 and $14,024, respectively, pursuant to undertakings by the Adviser, resulting in net advisory fees paid to the Adviser by the Tax Free Money Market Portfolio of $9,950 for the period ended December 31, 1996 and $79,470 for the fiscal year ended December 31, 1997.

     In addition, pursuant to the terms of a Special Management Services Agreement among the Fund, the Adviser and BISYS, each Portfolio has agreed to pay the Adviser and BISYS each a monthly fee at the annual rate of .05 of 1% of the value of the Portfolio's average daily net assets. The fees payable to the Adviser by the Money Market Portfolio under the agreement for the fiscal years ended December 31, 1995, 1996 and 1997 amounted to $306,186, $461,556 and
$544,044, respectively; however, pursuant to an undertaking, the Adviser waived the fee in its entirety for each such fiscal year. The fees payable to the Adviser by the Tax Free Money Market Portfolio under the agreement for the period October 7, 1996 (commencement of operations of the Tax Free Money Market Portfolio) through December 31, 1996 and for the fiscal year ended December 31, 1997, amounted to $9,950 and $46,747, respectively, which amounts were waived in their entirety pursuant to an undertaking.


     ADMINISTRATION AGREEMENT. BISYS provides certain administrative services pursuant to the Administration Agreement (the "Administration Agreement") dated April 25, 1996, with the Fund. As to each Portfolio, the Administration Agreement will continue until December 31, 1997 and thereafter is subject to annual approval by (i) the Fund's Board or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Portfolio, provided that in either event the continuance also is approved by a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Fund or the BISYS, by vote cast in person at a meeting called for the purpose of voting such approval. The Administration Agreement was last approved by the Fund's Board of Directors, including a majority of the Directors who are not "interested persons" of any party to the Administration Agreement, at a meeting held on February 11, 1997. As to each Portfolio, the Administration Agreement is terminable without penalty, at any time if for cause, by the Fund's Board or by vote of the holders of a majority of the Portfolio's outstanding voting securities, or, on not less than 90 days' notice, by BISYS. The Administration Agreement will terminate automatically, as to the relevant Portfolio, in the event of its assignment (as defined in the 1940 Act).


     As compensation for its administrative services, each Portfolio has agreed to pay BISYS a monthly fee at the annual rate of .10 of 1% of the value of the Portfolio's average daily net assets. For the fiscal years ended December 31, 1995, 1996 and 1997, the Money Market Portfolio paid BISYS, or the Portfolios' predecessor administrator, an affiliate of BISYS, $644,228, $950,074 and $1,088,088, respectively. For the period October 7, 1996 (commencement of operations of the Tax Free Money Market Portfolio) through December 31, 1996 and for the fiscal year ended December 31, 1997, the administration fees payable to BISYS by the Tax Free Money Market Portfolio amounted to $19,900 and $93,494, respectively, which amounts were reduced by $19,900 and $67,007, respectively, resulting in no administration fee being paid for the period ended December 31, 1996 and $26,487 in administration fees paid to BISYS for the fiscal year ended December 31, 1997 pursuant to undertakings.

     In addition, pursuant to the terms of the Special Management Services Agreement described above, the fees payable to BISYS, or the Portfolios' predecessor administrator, by the Money Market Portfolio under the agreement for the fiscal years ended December 31, 1995, 1996 and 1997 amounted to $306,186, $461,555 and $544,044, respectively; however, pursuant to an undertaking, BISYS, or the Portfolios' predecessor administrator, waived the fee in its entirety for each such fiscal year. The fees payable to BISYS by the Tax Free Money Market Portfolio for the period October 7, 1996 (commencement of operations of the Tax Free Money Market Portfolio) through December 31, 1996 and for the fiscal year ended December 31, 1997, amounted to $9,950 and $46,747, respectively, which amounts were waived in their entirety pursuant to an undertaking.


     DISTRIBUTION AGREEMENT. BISYS acts as the exclusive distributor of each Portfolio's shares on a best efforts basis pursuant to a Distribution Agreement (the "Distribution Agreement") dated February 11, 1997, with the Fund. Shares are sold on a continuous basis by BISYS as agent, although BISYS is not obliged to sell any particular amount of shares. No compensation is payable by a Portfolio to BISYS for its distribution services.

     DISTRIBUTION PLAN. Rule 12b-1 (the "Rule") adopted by the Securities and Exchange Commission under the 1940 Act provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. Because some or all of the fees paid to Securities Firms (as defined in the Prospectus) for services provided to Portfolio shareholders could be deemed to be payment of distribution expenses, the Fund's Board of Directors has adopted such a plan (the "Plan"). The Fund's Board of Directors believes that there is a reasonable likelihood that the Plan will benefit each Portfolio and its shareholders. In some states, certain financial institutions effecting transactions in Portfolio shares may be required to register as dealers pursuant to state law.


     A quarterly report of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, must be made to the Board of Directors for its review. In addition, as to each Portfolio, the Plan provides that it may not be amended to increase materially the costs which shareholders may bear for distribution pursuant to the Plan without shareholder approval and that other material amendments of the Plan must be approved by the Board of Directors, and by the Directors who are neither "interested persons" (as defined in the 1940 Act) of the Fund nor have any direct or indirect financial interest in the operation of the Plan or in the related Plan Agreement between the Fund and Correspondent Services Corporation [CSC], an affiliate of the Adviser, by vote cast in person at a meeting called for the purpose of considering such amendments. The Plan and the Plan Agreement are subject to annual approval by such vote cast in person at a meeting called for the purpose of voting on the Plan. The Plan and Plan Agreement were so approved on November 11, 1997. The Money Market Portfolio's shareholders approved the Plan on December 20, 1991. As to each Portfolio, the Plan is terminable at any time by vote of a majority of the Directors who are not "interested persons" and who have no direct or indirect financial interest in the operation of the Plan or in the Plan Agreement or by vote of the holders of a majority of the Portfolio's shares. As to each Portfolio, the Plan Agreement is terminable without penalty, at any time, by such vote of the Directors, upon not more than 60 days' written notice to Correspondent Services Corporation [CSC] or by vote of the holders of a majority of the Portfolio's shares. The Plan Agreement will terminate automatically, as to the relevant Portfolio, in the event of its assignment (as defined in the 1940 Act).

     For the fiscal year ended December 31, 1997, the amount payable pursuant to the Plan by the Money Market Portfolio amounted to $6,528,555; however, pursuant to an undertaking, the amount was reduced by $97,887, resulting in a net amount paid by the Money Market Portfolio of $6,430,668 pursuant to the Plan. For the fiscal year ended December 31, 1997, the amount payable pursuant to the Plan by the Tax Free Money Market Portfolio amounted to $560,968; however, pursuant to an undertaking, the amount was reduced by $200,244, resulting in a net amount paid by the Tax Free Money Market Portfolio of $360,724 pursuant to the Plan.


     EXPENSES. All expenses incurred in the operation of the Fund are borne by the Fund, except to the extent specifically assumed by others. The expenses borne by the Fund include: organizational costs, taxes, interest, brokerage fees and commissions, if any, fees of Directors who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of the Adviser or BISYS or any of their affiliates, Securities and Exchange Commission fees, state Blue Sky qualification fees, advisory fees, administration fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, auditing and legal expenses, costs of maintaining corporate existence, costs of independent pricing services, costs attribut able to investor services (including, without limitation, tele phone and personnel expenses), costs of calculating the net asset value of each Portfolio's shares, costs of shareholders' reports and corporate meetings, costs of preparing and printing prospectuses and statements of additional information for regula tory purposes and for distribution to existing shareholders, and any extraordinary expenses. Expenses attributable to a particular Portfolio are charged against the assets of that Portfolio; other expenses of the Fund are allocated among the Portfolios on the basis determined by the Board, including, but not limited to, proportionately in relation to the net assets of each Portfolio.

     As to each Portfolio, the Adviser and BISYS have agreed that if in any fiscal year the aggregate expenses of the Portfolio, exclusive of taxes, brokerage, interest on borrowings and (with the prior written consent of the necessary state securities commissions) extraordinary expenses, but including the advisory and administration fees, exceed the expense limitation of any state having jurisdiction over the Portfolio, the Fund may deduct from the payment to be made to BISYS under the Administration Agreement, or the Adviser and/or BISYS will bear, such excess expense to the extent required by state law. Such deduction or payment, if any, will be estimated daily, and reconciled and effected or paid, as the case may be, on a monthly basis.


                        PURCHASE AND REDEMPTION OF SHARES

     THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTIONS IN THE PORTFOLIOS' PROSPECTUS ENTITLED "HOW TO BUY SHARES" AND "HOW TO REDEEM SHARES."

     TERMS OF PURCHASE. The Fund reserves the right to reject any purchase order and to change the amount of the minimum investment and subsequent purchases in the Portfolios.

     SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closing), (b) when trading in the markets a Portfolio ordinarily utilizes is restricted, or when an emergency exists as determined by the Securities and Exchange Commission so that disposal of the Portfolio's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission by order may permit to protect the Portfolio's shareholders.


                        DETERMINATION OF NET ASSET VALUE

     THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE PORTFOLIOS' PROSPECTUS ENTITLED "HOW TO BUY SHARES."

     AMORTIZED COST PRICING. The valuation of each Portfolio's investment securities is based upon their amortized cost, which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument.

     The Board of Directors has established, as a particular responsibility within the overall duty of care owed to each Portfolio's investors, procedures reasonably designed to stabilize the Portfolio's price per share as computed for the purpose of purchases and redemptions at $1.00. Such procedures include review of the Portfolio's investment holdings by the Board of Directors, at such intervals as it deems appropriate, to determine whether the Portfolio's net asset value calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost. In such review, investments for which market quotations are readily available will be valued at the most recent bid price or yield equivalent for such securities or for securities of comparable maturity, quality and type, as obtained from one or more of the major market makers for the securities to be valued. Other investments and assets will be valued at fair value as determined in good faith by the Board of Directors.

     The extent of any deviation between a Portfolio's net asset value based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be examined by the Board. If such deviation exceeds 1/2 of 1%, the Board promptly will consider what action, if any, will be initiated. In the event the Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, it has agreed to take such corrective action as it regards as necessary and appropriate, including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value per share by using available market quotations or market equivalents.

     NEW YORK STOCK EXCHANGE AND CUSTODIAN CLOSINGS. The holidays (as observed) on which the New York Stock Exchange and the Custodian are closed currently are:
New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving and Christmas.


                                YIELD INFORMATION

     THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE PORTFOLIOS' PROSPECTUS ENTITLED "YIELD INFORMATION."


     For the seven-day period ended December 31, 1997, the yield and effective yield of the Money Market Portfolio, net of absorbed expenses, was 4.87% and 4.98%, respectively. The yield and effective yield of the Money Market Portfolio without the absorption of certain expenses would have been 4.59% and 4.69%, respectively, for the same period. For the seven-day period ended December 31, 1997, the yield and effective yield of the Tax Free Money Market Portfolio, net of absorbed expenses, was 3.16% and 3.21%, respectively. The yield and effective yield of the Tax Free Money Market Portfolio without the absorption of certain expenses would have been 2.74% and 2.77%, respectively, for the same period. Yield is computed in accordance with a standardized method which involves determining the net change in the value of a hypothetical pre-existing Portfolio account having a balance of one share at the beginning of a seven calendar day period for which yield is to be quoted, dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and analyzing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares and fees that may be charged to shareholder accounts, in proportion to the length of the base period and the Portfolio's average account size, but does not include realized gains and losses or unrealized appreciation and depreciation. Effective annualized yield is computed by adding 1 to the base period return (calculated as described above), raising that sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

     Based upon a 1997 Federal income tax rate of 39.60%, the Tax Free Money Market Portfolio's tax equivalent yield for the seven-day period ended December 31, 1997, net of absorbed expenses, was 5.23%; without absorbed expenses, tax equivalent yield for such period would have been 4.54%. Tax equivalent yield is computed by dividing that portion of the yield or effective yield (calculated as described above) which is tax exempt by 1 minus a stated tax rate and adding the quotient to that portion, if any, of the yield of the Portfolio that is not tax exempt. Each investor should consult with its tax adviser, and consider its own factual circumstances and applicable tax laws, in order to ascertain the relevant tax equivalent yield.


     Yields will fluctuate and are not necessarily representative of future results. The investor should remember that yield is a function of the type and quality of the instruments held, their maturity and operating expenses. An investor's principal in a Portfolio is not guaranteed. See "Determination of Net Asset Value" for a discussion of the manner in which each Portfolio's price per share is determined.


                             PORTFOLIO TRANSACTIONS

     Portfolio securities ordinarily are purchased directly from the issuer or an underwriter or a market maker for the securities. Usually no brokerage commissions are paid for such purchases. Purchases from underwriters of portfolio securities include a concession paid by the issuer to the underwriter and the purchase price paid to market makers for the securities may include the spread between the bid and asked price. No brokerage commissions have been paid by either Portfolio to date.

     Transactions are allocated to various dealers by the Portfolio's investment personnel in their best judgment. The primary consideration is prompt and effective execution of orders at the most favorable price. Subject to that primary consideration, dealers may be selected to act on an agency basis for research, statistical or other services to enable the Adviser to supplement its own research and analysis with the views and information of other securities firms.

     Research services furnished by brokers through which the Portfolios effect securities transactions may be used by the Adviser in advising other funds or accounts it advises and, conversely, research services furnished to the Adviser by brokers in connection with other funds or accounts the Adviser advises may be used by the Adviser in advising each Portfolio. Although it is not possible to place a dollar value on these services, it is the opinion of the Adviser that the receipt and study of such services should not reduce the overall expenses of its research department.


                        INFORMATION ABOUT THE PORTFOLIOS

     THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE PORTFOLIOS' PROSPECTUS ENTITLED "GENERAL INFORMATION."

     Each Portfolio share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Shares have no preemptive, subscription or conversion rights and are freely transferable.

     Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise, to the holders of the outstanding voting securities of an investment company, such as the Fund, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by such matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of such portfolio. However, the Rule exempts the election of directors from the separate voting requirements of the Rule.




     Each Portfolio will send annual and semi-annual financial statements to all its shareholders.


           CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT, COUNSEL
                            AND INDEPENDENT AUDITORS

     The Bank of New York, 90 Washington Street, New York, New York 10286, acts as custodian of each Portfolio's investments. BISYS Fund Services Ohio, Inc., an affiliate of BISYS, 3435 Stelzer Road, Columbus, Ohio 43219, acts as the Fund's transfer and dividend disbursing agent (the "Transfer Agent"). Under the transfer agency agreement with the Fund, the Transfer Agent maintains shareholder account records for each Portfolio, handles certain communications between shareholders and the Portfolio and pays dividends and distributions payable by the Portfolio. For these services, the Transfer Agent receives a monthly fee compiled on the basis of the number of shareholder accounts it maintains for each Portfolio during the month, and is reimbursed for certain out-of-pocket expenses. Neither The Bank of New York nor the Transfer Agent has any part in determining the investment policies of a Portfolio or which securities are to be purchased or sold by the Portfolio.

     Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038-4982, as counsel for the Fund, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares being sold pursuant to the Prospectus.


     KPMG Peat Marwick LLP, Two Nationwide Plaza, Columbus, Ohio 43215, independent auditors, has been selected as the Fund's auditors for the year ending December 31, 1998.


             FINANCIAL STATEMENTS AND REPORT OF INDEPENDENT AUDITORS

     The Portfolios' Annual Report to Shareholders for the fiscal year ended December 31, 1997 is a separate document supplied with this Statement of Additional Information, and the financial statements, accompanying notes and report of independent auditors appearing therein are incorporated by reference in this Statement of Additional Information.

                                    APPENDIX


     Description of the two highest commercial paper, bond, municipal bond and other short- and long-term rating categories assigned by S&P, Moody's, Fitch, Duff & Phelps Credit Rating Co. ("Duff"), and Thomson BankWatch, Inc. ("BankWatch"):


COMMERCIAL PAPER AND SHORT-TERM RATINGS

     The designation A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation. Capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

     The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions pin well established industries, high rates of return of funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 (P-2) have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     The rating Fitch-1 (Highest Grade) is the highest commercial paper rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.

     The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.




     The rating TBW-1 is the highest short-term rating assigned by BankWatch; the rating indicates that the degree of safety regarding timely repayment of principal and interest is very strong. The rating TBW-2 is the second highest short-term rating assigned by BankWatch; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

BOND AND LONG-TERM RATINGS

     Bonds rated AAA are considered by S&P to be the highest grade obligations and possess an extremely strong capacity to pay principal and interest. Bonds rated AA by S&P are judged by S&P to have a very strong capacity to pay principal and interest, and in the majority of instances, differ only in small degrees from issues rated AAA.

     Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than Aaa bonds because margins of protection may not be as large or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger. Moody's applies numerical modifiers 1, 2 and 3 in the Aa rating category. The modifier 1 indicates a ranking for the security in the higher end of this rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of the rating category.

     Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions and liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type of market.

     Bonds rated AAA by Duff are considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than U.S. Treasury debt. Bonds rated AA are considered to be of high credit quality with strong protection factors. Risk is modest but may vary slightly from time to time because of economic conditions.




INTERNATIONAL AND U.S. BANK RATINGS


     A Fitch bank rating represents Fitch's current assessment of the strength of the bank and whether such bank would receive support should it experience difficulties. In its assessment of a bank, Fitch uses a dual rating system comprised of Legal Ratings and Individual Ratings. In addition, Fitch assigns banks Long- and Short-Term Ratings as used in the corporate ratings discussed above. Legal Ratings, which range in gradation from 1 through 5, address the question of whether the bank would receive support provided by central banks or shareholders if it experienced difficulties, and such ratings are considered by Fitch to be a prime factor in its assessment of credit risk. Individual Ratings, which range in gradations from A through E, represent Fitch's assessment of a bank's economic merits and address the question of how the bank would be viewed if it were entirely independent and could not rely on support from state authorities or its owners.


     Description of certain S&P, Moody's and Fitch ratings of Municipal
Obligations:

S&P

MUNICIPAL BOND RATINGS

     An S&P municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation.

     The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable, and will include: (1) likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) nature and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

                                       AAA

     Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                                       AA

     Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. The AA rating may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the category.

MUNICIPAL NOTE RATINGS

                                      SP-1

     The issuers of these municipal notes exhibit very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

                                      SP-2

     The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest.

Moody's

MUNICIPAL BOND RATINGS

                                       Aaa

     Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                       Aa

     Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Bonds in the Aa category which Moody's believes possess the strongest investment attributes are designated by the symbol Aa1.

MUNICIPAL NOTE RATINGS

     Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). Such ratings recognize the difference between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run.

     A short-term rating may also be assigned on an issue having a demand feature. Such ratings will be designated as VMIG or, if the demand feature is not rated, as NR. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

     Moody's short-term ratings are designated Moody's Investment Grade as MIG 1 or VMIG 1 through MIG 4 or VMIG 4. As the name implies, when Moody's assigns a MIG or VMIG rating, all categories define an investment grade situation.

                                  MIG 1/VMIG 1

     This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

                                  MIG 2/VMIG 2

     This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Fitch

MUNICIPAL BOND RATINGS

     The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's future financial strength and credit quality.

                                       AAA

     Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                                       AA

     Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+. Plus (+) and minus (-) signs are used with the rating symbol AA to indicate the relative position of a credit within the rating category.

SHORT-TERM RATINGS

     Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

     Although the credit analysis is similar to Fitch's bond rating analysis, the short-term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

                                      F-1+

     EXCEPTIONALLY STRONG CREDIT QUALITY. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

                                       F-1

     VERY STRONG CREDIT QUALITY. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

                                       F-2

     GOOD CREDIT QUALITY. Issues carrying this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-1+ and F-1 categories.

                            PART C. OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a)          Financial Statements:

                     Included in Part A of the Registration Statement:

                              Financial Highlights.

                     Included in Part B of the Registration Statement:

                              Schedules of Portfolio Investments for each of the
                                 periods indicated in the Annual Report.*

                              Statements of Assets and Liabilities for each of
                                 the periods indicated in the Annual Report.*

                              Statements of Operations for each of the periods
                                 indicated in the Annual Report.*

                              Statements of Changes in Net Assets for each of
                                 the periods indicated in the Annual Report.*

                              Notes to Financial Statements.*

                              Report of KPMG Peat Marwick LLP, Independent
                                 Auditors.*



-------------------------
*        Incorporated by reference to the Registrant's Annual
         Report to Shareholders.


         (b)      Exhibits:

                  (1) (a) Articles of Incorporation are incorporated by reference to Exhibit (1) of the Registration Statement on Form N-1A, filed on March 29, 1990.

                      (b) Articles of Amendment are incorporated by reference to Exhibit (1)(b) of Pre-Effective Amendment No. 3 to the Registration Statement on Form N-1A, filed on June 22, 1990.

                      (c) Articles Supplementary dated October 16, 1990 are incorporated by reference to Exhibit(1)(c) of Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A, filed on October 25, 1990.

                      (d) Articles Supplementary dated January 9, 1992 are incorporated by reference to Exhibit
                                    (1)(d) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A, filed on January 17, 1992.

                      (e) Articles Supplementary dated February 15, 1994 are incorporated by reference to Exhibit
                                   (1)(e) of Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A, filed on February 10, 1994.

                      (f) Articles of Amendment are incorporated by reference to Exhibit (1)(f) of Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A, filed on April 30, 1996.

                      (g) Articles Supplementary dated February 24, 1997 are incorporated by reference to Exhibit (1)(g) of Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A, filed on February 27, 1997.


                      (h) Articles of Amendment are incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A, filed March 31, 1998.

                      (i) Articles Supplementary are incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A, filed March 31, 1998.


                  (2)      By-Laws are incorporated by reference to Exhibit
                           (2) of Pre-Effective Amendment No. 3 to the
                           Registration Statement on Form N-1A, filed on June 22, 1990.

                  (4) Specimen copies of stock certificates are incorporated by reference to Exhibit (4) of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, filed on June 7, 1991.

                  (5)      (a)(i)     Investment Advisory Agreement between
                                      the Registrant and Mitchell Hutchins
                                      Asset Management Inc. is incorporated by reference to Exhibit (5)(b)(iii) of
                                      Post-Effective Amendment No. 6 to the
                                      Registration Statement on Form N-1A,
                                      filed on June 7, 1991.

                           (a)(ii)    Investment Advisory Agreement
                                      between Registrant and First
                                      American National Bank is incorporated
                                      by reference to Post-Effective Amendment
                                      No. 31 to the Registration Statement on
                                      Form N-1A, filed on February 27, 1997.

                            (b)(i) Sub-Investment Advisory Agreement among Registrant, First American National Bank and Barnett Banks and Trust Company, N.A. is incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A, filed on February 10, 1994.

                            (c)       Administration Agreement between
                                      Registrant and BISYS Fund Services
                                      Limited Partnership dated April 25,
                                      1996, as revised February 11, 1997,
                                      is incorporated by reference to
                                      Post-Effective Amendment No. 31 to the
                                      Registration Statement on Form N-1A, filed on February 27, 1997.

                          (6)(a)      Distribution Agreement between
                                      Registrant and BISYS Fund Services
                                      Limited Partnership dated February 11,
                                      1997 is incorporated by reference to
                                      Post-Effective Amendment No. 31 to the
                                      Registration Statement on Form N-1A, filed on February 27, 1997.

                            (b)(i) Form of Plan Agreement, with respect to Registrant's Correspondent Cash Reserves Money Market Portfolio and Correspondent Cash Reserves Tax Free Money Market Portfolio, is incorporated by reference to Exhibit (6)(b) of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, filed on June 7, 1991.

                            (b)(ii)   Distribution Plan Agreement, with
                                      respect to Registrant's AmeriStar
                                      Portfolios, is incorporated by reference to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A, filed on February 27, 1997.

                         (8)(a) Custody and Fund Accounting Agreement with The Bank of New York is incorporated by reference to
                                      Exhibit (8)(a) of Pre-Effective
                                      Amendment No. 3 to the Registration
                                      Statement on Form N-1A, filed on June
                                      22, 1990.

                            (b)      Form of Foreign Sub-Custodian
                                     Agreement is incorporated by
                                     reference to Post-Effective
                                     Amendment No. 22 to the Registration
                                     Statement on Form N-1A, filed on
                                     February 10, 1994.

                         (9)(a) Special Management Services Agreement among the Registrant, Mitchell Hutchins Asset Management Inc. and Concord Holding Corporation is incorporated by reference to Exhibit (9) of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, filed on June 7, 1991.

                            (b) Form of Shareholder Services Agreement is incorporated by reference to Exhibit (5)(e) of Pre-Effective Amendment No. 3 to the Registration Statement on Form N-1A, filed on June 22, 1990.


                            (c) Shareholder Services Plan, with respect to Registrant's AmeriStar Portfolios, is incorporated by reference to Exhibit(9)
                                     (c) of Post-Effective Amendment No. 35
                                     to the Registration Statement on Form
                                     N-1A, filed on January 30, 1998.


                           (11)      Consent of Independent Auditors.

                        (15)(a) Plan of Distribution pursuant to Rule 12b-1, with respect to Registrant's Correspondent Cash Reserves Money Market Portfolio and Correspondent Cash
                                     Reserves Tax Free Money Market Portfolio, is incorporated by reference to Exhibit
                                     (15) of Post-Effective Amendment No. 6
                                     to the Registration Statement on Form
                                     N-1A, filed on June 7, 1991.


                             (b)     Distribution Plan pursuant to Rule
                                     12b-1, with respect to Registrant's
                                     AmeriStar Portfolios, is incorporated by reference to Exhibit (15)(b) of Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A, filed on January 30, 1998.


                         (16) Computations of Performance Information are incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A, filed on May 1, 1995.


                         (17)        Financial Data Schedules are
                                     incorporated by reference to
                                     Registrant's Annual Report on Form N-SAR filed on or about February 27, 1998.



                         (18)(a)     Rule 18f-3 Plan for Registrant's
                                     CCR Portfolios is incorporated by
                                     reference to Post-Effective Amendment
                                     No. 25 to the Registration Statement on
                                     Form N-1A, filed on May 1, 1995.

                            (b)      Rule 18f-3 Plan for Registrant's
                                     AmeriStar Non-Money Market Portfolios is incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A, filed on November 18, 1997.

                            (c)      Rule 18f-3 Plan for Registrant's
                                     AmeriStar Money Market Portfolios, is
                                     incorporated by reference to Exhibit (18)
                                     (c) of Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A, filed on January 30, 1998.


         Other Exhibit:  (i)         Certificate of Corporate Secretary is
                                     incorporated by reference to Other
                                     Exhibit of Pre-Effective Amendment
                                     No. 3 to the Registration Statement
                                     on Form N-1A, filed on June 22,
                                     1990.


                          (ii) Powers of Attorney are incorporated by reference to Pre-Effective Amendment No. 1 and Post-Effective Amendment No. 8 to the Registration Statement on Form
                                     N-1A, filed on May 23, 1990 and November
                                     15, 1991, respectively.

Item 25. Persons Controlled By or Under Common Control with Registrant

                  Not applicable.


Item 26.          Number of Holders of Securities

                 (1)                        (2)



                                       Number of Record
                                         Holders as of
           Title of Class               March 2, 1998



         Common Stock, par value
             $.001 per share


           Correspondent Cash Reserves
             Money Market Portfolio                50,148

           Correspondent Cash Reserves Tax
             Free Money Market Portfolio            1,826


           AmeriStar Prime Money Market Portfolio


             --Trust Shares                           2
             --Class A Shares                        18
             --Class B Shares                         0

           AmeriStar Capital Growth Portfolio

             --Trust Shares                           7
             --Class A Shares                         6
             --Class B Shares                         -

          AmeriStar Core Income
             Portfolio

             --Trust Shares                           4
             --Class A Shares                         3
             --Class B Shares                         -

           AmeriStar Limited
             Duration Income Portfolio

             --Trust Shares                           4
             --Class A Shares                        13
             --Class B Shares                        --

           AmeriStar Tennessee Tax Exempt
             Bond Portfolio

             --Trust Shares                           4
             --Class A Shares                        24
             --Class B Shares                        --


           AmeriStar U.S. Treasury Money
             Market Portfolio


             --Trust Shares                           2
             --Class A Shares                        11


           AmeriStar Dividend Growth Portfolio


             --Trust Shares                           4
             --Class A Shares                        29
             --Class B Shares                        --


           AmeriStar Limited Duration U.S.
             Government Portfolio


             --Trust Shares                           0
             --Class A Shares                         4
             --Class B Shares                        --

           AmeriStar Limited Duration Tennessee
             Tax Free Portfolio


             --Trust Shares                           0
             --Class A Shares                         4
             --Class B Shares                        --


Item 27.            Indemnification

               Reference is made to Article SEVENTH of the Registrant's Articles of Incorporation filed as Exhibit 1 to the Registration Statement, filed on March 29, 1990, and to Section 2-418 of the Maryland General Corporation Law. The application of these provisions is limited by Article VIII of the Registrant's By-Laws filed as Exhibit 2 to Pre-Effective Amendment No. 3 to the Registration Statement, filed on June 22, 1990, and by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

               Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

               Reference also is made to the Distribution Agreement filed as
Exhibit 6(a) hereto.

Item 28(a).  Business and Other Connections of Investment Adviser

               (i) Registrant is fulfilling the requirement of this Item 28(a) to provide a list of the officers and directors of Mitchell Hutchins Asset Management Inc., the investment adviser of the Registrant's Correspondent Cash Reserves Money Market Portfolio, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by Mitchell Hutchins Asset Management Inc. or those of its officers and directors during the past two years, by incorporating by reference the information contained in the Form ADV filed with the SEC pursuant to the Investment Advisers Act of 1940 by the Mitchell Hutchins Asset Management Inc. (SEC File No. 801-13219).

               (ii) First American National Bank, the investment adviser of the Registrant's AmeriStar Portfolios, is a wholly-owned subsidiary of First American Corporation, a registered bank holding company. To the knowledge of the Registrant, none of the directors or executive officers of First American National Bank, except those described below, are or have been, at any time during the past two years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and executive officers of First American National Bank also hold or have held various positions with bank and non-bank affiliates of First American National Bank, including First American Corporation.


                                                                                         Principal Occupation or
                                                                                            Other Employment of a
                                                     Position with                             Substantial
Name                                                    Adviser                                  Nature

Samuel E. Beale, III                                 Director                           President and Chief
                                                                                        Executive Officer of
                                                                                        Morrison Restaurants,
                                                                                        Inc.

Dennis C. Bottorff                                   Director and                       President and Chief
                                                     Chief Executive                    Executive Officer of
                                                     Officer                            First American
                                                                                        Corporation

Earnest W. Deavenport, Jr.                           Director                           Group Vice President of
                                                                                        Eastman Kodak Company
Reginald D. Dickson                                  Director                           President Emeritus of
                                                                                        INROADS, Inc.
T. Scott Fillebrown                                  Director                           Private Investor

James A. Haslam, II                                  Director                           President and Chief
                                                                                        Executive Officer of
                                                                                        Pilot Corporation
Martha R. Ingram                                     Director                           Director of Public
                                                                                        Affairs of Ingram
                                                                                        Industries, Inc.
Walter D. Knestrick                                  Director                           Chairman of the Board
                                                                                        of Walter Knestrick
                                                                                        Contractor, Inc.
Gene C. Koonce                                       Director                           President and Chief
                                                                                        Executive Officer of
                                                                                        United Cities Gas
                                                                                        Company
James R. Martin                                      Director                           Chairman and Chief
                                                                                        Executive Officer of
                                                                                        PlastiLine, Inc.
William O. McCoy                                     Director                           Vice Chairman of the
                                                                                        Board of BellSouth
                                                                                        Corporation
Dale W. Polley                                       Director, Vice                     Vice Chairman and Chief
                                                     Chairman and                       Administrative Officer
                                                     Chief                              of First American
                                                     Administrative                     Corporation
                                                     Officer
Toy F. Reid                                          Director                           Retired Executive Vice
                                                                                        President of Eastman
                                                                                        Kodak Company
Roscoe R. Robinson                                   Director                           Vice Chancellor for
                                                                                        Health Affairs of
                                                                                        Vanderbilt University
                                                                                        Medical Center
James F. Smith                                       Director                           Chairman of the Board
                                                                                        of First American
                                                                                        Corporation
Cal Turner, Jr.                                      Director                           Chairman and Chief
                                                                                        Executive Officer of
                                                                                        Dollar General
                                                                                        Corporation
David K. Wilson                                      Director                           Chairman of the Board
                                                                                        of Cherokee Equity
                                                                                        Corporation
Toby S. Wilt                                         Director                           President of TSW
                                                                                        Investment Company
William S. Wire, II                                  Director                           Chairman of the Board
                                                                                        of Genesco, Inc.
James C. Armistead, Jr.                              Executive Vice                     None
                                                     President

John W. Boyle, Jr.                                   President,                         None
                                                     Corporate Bank

R. Booth Chapman                                     Executive Vice                     None
                                                     President

Emery F. Hill                                        Executive Vice                     None
                                                     President

Dennis J. Hooks                                      Executive Vice                     None
                                                     President

Rufus B. King                                        Executive Vice                     None
                                                     President

John W. Logan                                        Executive Vice                     None
                                                     President

Robert A. McCabe, Jr.                                President,                         None
                                                     General Bank

Robert E. McNeilly, Jr.                              President and                      None
                                                     Chief Executive
                                                     Officer, First
                                                     American Trust
                                                     Company, N.A.

Martin E. Simmons                                    Executive Vice                     None
                                                     President,
                                                     General Counsel
                                                     and Corporate
                                                     Secretary

Terry S. Spencer                                     Executive Vice                     None
                                                     President

Jonn W. Smithwick                                    Executive Vice                     None
                                                     President

M. Terry Turner                                      Executive Vice                     None
                                                     President

Alexander P. Waddell, IV                             Senior Vice                        None
                                                     President and
                                                     Treasurer



Item 29.  Principal Underwriters

               (a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:


                           American Performance Funds
                              AmSouth Mutual Funds
                              The ARCH Fund, Inc.
                          The BB&T Mutual Funds Group
                               The Coventry Group
                     The Empire Builder Tax Free Bond Fund
                           ESC Strategic Funds, Inc.
                                The Eureka Funds
                             Fountain Square Funds
                             Hirtle Callaghan Trust
                              HSBC Family of Funds
                        The Infinity Mutual Funds, Inc.
                              INTRUST Funds Trust
                                 The Kent Funds
                                  Magna Funds
                            Meyers Investment Trust
                            MMA Praxis Mutual Funds
                                M.S.D.&T. Funds
                             Pacific Capital Funds
                            Parkstone Group of Funds
                          The Parkstone Advantage Fund
                                 Pegasus Funds
                            The Republic Funds Trust
                       The Republic Advisors Funds Trust
                           The Riverfront Funds, Inc.
                     SBSF Funds, Inc. dba Key Mutual Funds
                                  Sefton Funds
                               The Sessions Group
                            Summit Investment Trust
                            Variable Insurance Funds
                             The Victory Portfolios
                           The Victory Variable Funds
                           Vintage Mutual Funds, Inc.


     (b) The information required by this Item 29(b) regarding each director or officer of BISYS Fund Services Limited Partnership is incorporated by reference to Schedule A of Form BD filed pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-32480).

Item 30.  Location of Accounts and Records

          1.       BISYS Fund Services Ohio, Inc.
                   3435 Stelzer Road
                   Columbus, Ohio 43219-3035

          2.       The Bank of New York
                   90 Washington Street
                   New York, New York  10015

          3.       First American National Bank
                   315 Deaderick Street
                   Nashville, Tennessee 37238

          4.       Mitchell Hutchins Asset Management Inc.
                   1285 Avenue of the Americas
                   New York, New York  10019


Item 31. Management Services

               Not Applicable.

Item 32. Undertakings

               (b) Registrant hereby undertakes

               (1) to call a meeting of shareholders for the purpose of voting upon the question of removal of a Director or Directors when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding Common Stock and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholders communications;

               (2) to furnish each person to whom a prospectus is delivered with a copy of its most current annual report to shareholders, upon request and without charge.

                                   SIGNATURES



     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 30th day of April, 1998.



                                          THE INFINITY MUTUAL FUNDS, INC.
                                                 (Registrant)

                                          By: /s/ William B. Blundin*
                                               WILLIAM B. BLUNDIN President

                  Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/William B. Blundin*                               President (Principal
WILLIAM B. BLUNDIN                                   Executive Officer) and
                                                     Chairman of the
                                                     Board of Directors


/s/Nimish S. Bhatt*                                  Treasurer (Chief
NIMISH S. BHATT                                      Financial and
                                                     Accounting Officer)



/s/Richard H. Francis*                               Director
RICHARD H. FRANCIS

/s/Norma A. Coldwell*                                Director
NORMA A. COLDWELL

/s/William W. McInnes*                               Director
WILLIAM W. McINNES

/s/Robert A. Robinson*                               Director
ROBERT A. ROBINSON



*By:/s/Robert L. Tuch                                April 30, 1998
    Robert L. Tuch
      Attorney-in-fact

                         THE INFINITY MUTUAL FUNDS, INC.


                       Post-Effective Amendment No. 38 to


                    Registration Statement on Form N-1A under

                         the Securities Act of 1933 and

                       the Investment Company Act of 1940

                                    EXHIBITS

                                INDEX TO EXHIBITS
                                                                        Page
(11)                          Consent of Independent Auditors